UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4257

                            Scudder Variable Series I
                            -------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Variable Series I 21st Century Growth Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares                 Value ($)
                                                                                -------------------------------------------
Common Stocks 97.3%
Consumer Discretionary 18.7%
Hotels Restaurants & Leisure 8.5%
Buffalo Wild Wings, Inc.*                                                                  19,700                  552,388
Life Time Fitness, Inc.*                                                                   29,300                  751,838
P.F. Chang's China Bistro, Inc.*                                                           21,600                1,047,384
RARE Hospitality International, Inc.*                                                      40,050                1,067,333
Shuffle Master, Inc.*(b)                                                                   21,600                  809,136
                                                                                                               -----------
                                                                                                                 4,228,079

Internet & Catalog Retail 1.3%
Sharper Image Corp.*                                                                       29,600                  634,920

Media 3.2%
Journal Register Co.*                                                                      26,000                  491,400
Netflix, Inc.*(b)                                                                          40,600                  626,052
Radio One, Inc. "D"*                                                                       33,900                  482,397
                                                                                                               -----------
                                                                                                                 1,599,849

Specialty Retail 4.5%
Aeropostale, Inc.*                                                                         43,300                1,134,460
Hot Topic, Inc.*                                                                           65,000                1,107,600
                                                                                                               -----------
                                                                                                                 2,242,060

Textiles, Apparel & Luxury Goods 1.2%
Gildan Activewear, Inc. "A"                                                                22,200                  626,040

Consumer Staples 2.4%
Food & Drug Retailing 2.4%
United Natural Foods, Inc.*                                                                45,200                1,202,320

Energy 7.0%
Energy Equipment & Services 2.8%
FMC Technologies, Inc.*                                                                    41,000                1,369,400

Oil & Gas 4.2%
Southwestern Energy Co.*                                                                   26,700                1,121,133
Western Gas Resources, Inc.                                                                34,600                  989,214
                                                                                                               -----------
                                                                                                                 2,110,347

Financials 10.1%
Capital Markets 4.6%
Jefferies Group, Inc.                                                                      34,800                1,199,556
Piper Jaffray Companies, Inc.*                                                             28,100                1,112,479
                                                                                                               -----------
                                                                                                                 2,312,035

Diversified Financial Services 4.8%
Affiliated Managers Group, Inc.*(b)                                                        22,750                1,218,035
National Financial Partners Corp.                                                          32,200                1,152,116
                                                                                                               -----------
                                                                                                                 2,370,151

Insurance 0.7%
Direct General Corp.                                                                       11,500                  332,580

Health Care 24.2%
Biotechnology 3.0%
Martek Biosciences Corp.*                                                                  18,900                  919,296
Neurocrine Biosciences, Inc.*                                                              11,800                  556,488
                                                                                                               -----------
                                                                                                                 1,475,784

Health Care Equipment & Supplies 5.2%
Advanced Medical Optics, Inc.*                                                             14,100                  557,937
Cooper Companies, Inc.                                                                      5,900                  404,445
Ocular Sciences, Inc.*                                                                     15,000                  719,550
Wright Medical Group, Inc.*                                                                36,600                  919,392
                                                                                                               -----------
                                                                                                                 2,601,324

Health Care Providers & Services 11.3%
American Healthways, Inc.*(b)                                                              24,000                  698,640
AMERIGROUP Corp.*                                                                          22,600                1,271,250
Beverly Enterprises, Inc.*                                                                144,400                1,093,108
Centene Corp.*                                                                             36,400                1,549,912
United Surgical Partners International, Inc.*                                              29,400                1,009,890
                                                                                                               -----------
                                                                                                                 5,622,800

Pharmaceuticals 4.7%
Able Laboratories, Inc.*                                                                   31,600                  605,456
Connetics Corp.*                                                                           36,900                  997,038
United Therapeutics Corp.*                                                                 21,400                  747,502
                                                                                                               -----------
                                                                                                                 2,349,996

Industrials 9.3%
Airlines 1.4%
SkyWest, Inc.                                                                              47,600                  716,380

Commercial Services & Supplies 1.5%
CoStar Group, Inc.*                                                                        15,200                  747,688

Machinery 2.0%
Bucyrus International, Inc. "A"*                                                            7,900                  265,440
Joy Global, Inc.                                                                           21,400                  735,732
                                                                                                               -----------
                                                                                                                 1,001,172

Road & Rail 1.9%
Heartland Express, Inc.                                                                    50,996                  940,876

Transportation Infrastructure 2.5%
Overnite Corp.                                                                             38,700                1,216,341

Information Technology 25.6%
Communications Equipment 6.1%
Avocent Corp.*                                                                             40,300                1,049,009
CommScope, Inc.*                                                                           45,300                  978,480
Foundry Networks, Inc.*                                                                   107,100                1,016,379
                                                                                                               -----------
                                                                                                                 3,043,868

Electronic Equipment & Instruments 0.2%
Cogent, Inc.*                                                                               5,800                  105,676

IT Consulting & Services 3.4%
CSG Systems International, Inc.*                                                           42,700                  658,007
Websense, Inc.*                                                                            24,700                1,029,249
                                                                                                               -----------
                                                                                                                 1,687,256

Semiconductors & Semiconductor Equipment 4.7%
AMIS Holdings, Inc.*                                                                       88,500                1,196,520
Micrel, Inc.*                                                                             107,400                1,118,034
                                                                                                               -----------
                                                                                                                 2,314,554

Software 11.2%
Altiris, Inc.*                                                                             26,900                  851,385
Hyperion Solutions Corp.*                                                                  31,300                1,063,887
Kronos, Inc.*                                                                              37,000                1,638,730
Macromedia, Inc.*                                                                          55,000                1,104,400
THQ, Inc.*                                                                                 47,900                  932,134
                                                                                                               -----------
                                                                                                                 5,590,536


Total Common Stocks (Cost $44,325,316)                                                                          48,442,032

Securities Lending Collateral 4.6%
Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $2,288,925)                                                                       2,288,925                2,288,925

Cash Equivalents 2.9%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $1,459,264)                                                                       1,459,264                1,459,264


                                                                                         % of
                                                                                       Net Assets                 Value ($)
                                                                                       ----------                 ---------

Total Investment Portfolio  (Cost $48,073,505)                                              104.8               52,190,221
Other Assets and Liabilities, Net                                                            -4.8               -2,371,560
                                                                                                               -----------
Net Assets                                                                                  100.0               49,818,661
                                                                                                              ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $2,233,618, which is 4.5% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

Scudder Variable Series I Balanced Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------------------

                                                                                      Shares             Value ($)
                                                                                   -------------------------------

Common Stocks 63.7%
Consumer Discretionary 9.2%
Automobiles 1.1%
Harley-Davidson, Inc.                                                                 23,300            1,384,952

Hotels Restaurants & Leisure 1.6%
International Game Technology                                                         35,400            1,272,630
YUM! Brands, Inc.                                                                     22,000              894,520
                                                                                                      ------------
                                                                                                        2,167,150

Internet & Catalog Retail 0.6%
eBay, Inc.*                                                                            9,000              827,460

Media 2.8%
Comcast Corp., "A"*                                                                   24,400              681,248
McGraw-Hill Companies, Inc.                                                           13,400            1,067,846
Omnicom Group, Inc.                                                                   15,600            1,139,736
Viacom, Inc., "B"                                                                     22,870              767,517
                                                                                                      ------------
                                                                                                        3,656,347

Multiline Retail 1.7%
Kohl's Corp.*                                                                         10,700              515,633
Target Corp.                                                                          36,800            1,665,200
                                                                                                      ------------
                                                                                                        2,180,833

Specialty Retail 1.4%
Bed Bath & Beyond, Inc.*                                                               7,100              263,481
Home Depot, Inc.                                                                       6,000              235,200
Lowe's Companies, Inc.                                                                13,400              728,290
Staples, Inc.                                                                         19,600              584,472
                                                                                                      ------------
                                                                                                        1,811,443

Consumer Staples 7.9%
Beverages 2.0%
Coca-Cola Co.                                                                         17,700              708,885
PepsiCo, Inc.                                                                         37,960            1,846,754
                                                                                                      ------------
                                                                                                        2,555,639

Food & Drug Retailing 2.7%
Wal-Mart Stores, Inc.                                                                 47,300            2,516,360
Walgreen Co.                                                                          27,300              978,159
                                                                                                      ------------
                                                                                                        3,494,519

Food Products 0.7%
Dean Foods Co.*                                                                        6,900              207,138
Hershey Foods Corp.                                                                   11,800              551,178
Kellogg Co.                                                                            3,800              161,752
                                                                                                      ------------
                                                                                                          920,068

Household Products 2.5%
Colgate-Palmolive Co.                                                                 29,800            1,346,364
Procter & Gamble Co.                                                                  36,000            1,948,320
                                                                                                      ------------
                                                                                                        3,294,684

Energy 5.7%
Energy Equipment & Services 2.5%
Baker Hughes, Inc.                                                                    24,800            1,084,256
Nabors Industries Ltd.*                                                               19,500              923,325
Schlumberger Ltd.                                                                     18,100            1,218,311
                                                                                                      ------------
                                                                                                        3,225,892

Oil & Gas 3.2%
Burlington Resources, Inc.                                                            25,500            1,040,400
ConocoPhillips                                                                        16,000            1,325,600
Devon Energy Corp.                                                                    15,100            1,072,251
EOG Resources, Inc.                                                                   11,500              757,275
                                                                                                      ------------
                                                                                                        4,195,526

Financials 6.4%
Banks 0.8%
Bank of America Corp.                                                                 24,800            1,074,584

Capital Markets 1.3%
Goldman Sachs Group, Inc.                                                              4,400              410,256
Lehman Brothers Holdings, Inc.                                                         5,800              462,376
Morgan Stanley                                                                        15,100              744,430
                                                                                                      ------------
                                                                                                        1,617,062

Consumer Finance 1.4%
American Express Co.                                                                  35,000            1,801,100

Diversified Financial Services 1.3%
Citigroup, Inc.                                                                       30,433            1,342,704
Fannie Mae                                                                             6,000              380,400
                                                                                                      ------------
                                                                                                        1,723,104

Insurance 1.6%
AFLAC, Inc.                                                                           21,200              831,252
American International Group, Inc.                                                    18,310            1,244,897
                                                                                                      ------------
                                                                                                        2,076,149

Health Care 14.6%
Biotechnology 3.1%
Amgen, Inc.*                                                                           3,800              215,384
Genentech, Inc.*                                                                      47,500            2,489,950
Gilead Sciences, Inc.*                                                                34,200            1,278,396
                                                                                                      ------------
                                                                                                        3,983,730

Health Care Equipment & Supplies 3.9%
Baxter International, Inc.                                                            21,800              701,088
Boston Scientific Corp.*                                                              23,400              929,682
C.R. Bard, Inc.                                                                        9,600              543,648
Hospira, Inc.*                                                                         3,420              104,652
Medtronic, Inc.                                                                       23,800            1,235,220
Zimmer Holdings, Inc.*                                                                19,400            1,533,376
                                                                                                      ------------
                                                                                                        5,047,666

Health Care Providers & Services 1.4%
UnitedHealth Group, Inc.                                                              25,500            1,880,370

Pharmaceuticals 6.2%
Abbott Laboratories                                                                   34,600            1,465,656
Eli Lilly & Co.                                                                       22,900            1,375,145
Johnson & Johnson                                                                     45,816            2,580,815
Pfizer, Inc.                                                                          87,850            2,688,210
                                                                                                      ------------
                                                                                                        8,109,826

Industrials 5.0%
Aerospace & Defense 1.3%
United Technologies Corp.                                                             18,200            1,699,516

Air Freight & Logistics 0.8%
FedEx Corp.                                                                           12,300            1,053,987

Industrial Conglomerates 2.9%
3M Co.                                                                                 9,600              767,712
General Electric Co.                                                                  91,400            3,069,212
                                                                                                      ------------
                                                                                                        3,836,924

Information Technology 13.9%
Communications Equipment 2.1%
Cisco Systems, Inc.*                                                                 107,100            1,938,510
QUALCOMM, Inc.                                                                        19,600              765,184
                                                                                                      ------------
                                                                                                        2,703,694

Computers & Peripherals 2.7%
Dell, Inc.*                                                                           19,000              676,400
EMC Corp.*                                                                           113,000            1,304,020
International Business Machines Corp.                                                 18,600            1,594,764
                                                                                                      ------------
                                                                                                        3,575,184

IT Consulting & Services 1.4%
Accenture Ltd., "A"*                                                                  24,600              665,430
Fiserv, Inc.*                                                                         24,500              854,070
Paychex, Inc.                                                                         12,000              361,800
                                                                                                      ------------
                                                                                                        1,881,300

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.                                                                           76,000            1,524,560
Linear Technology Corp.                                                               26,500              960,360
Texas Instruments, Inc.                                                               20,900              444,752
                                                                                                      ------------
                                                                                                        2,929,672

Software 5.4%
Adobe Systems, Inc.                                                                    4,400              217,668
Electronic Arts, Inc.*                                                                24,200            1,112,958
Intuit, Inc.*                                                                         12,700              576,580
Microsoft Corp.                                                                      133,200            3,682,980
Oracle Corp.*                                                                         56,100              632,808
Symantec Corp.*                                                                       15,400              845,152
                                                                                                      ------------
                                                                                                        7,068,146

Materials 0.5%
Chemicals
Ecolab, Inc.                                                                          22,000              691,680

Telecommunication Services 0.5%
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc.                                                           8,000              315,040

Wireless Telecommunication Services 0.2%
AT&T Wireless Services, Inc.*                                                         21,000              310,380
                                                                                                      ------------

Total Common Stocks (Cost $65,593,429)                                                                 83,093,627

Preferred Stocks 0.1%
Farm Credit Bank of Texas, 7.561%
(Cost $165,000)                                                                      165,000              170,948


                                                                                      Principal
                                                                                      Amount ($)         Value ($)
                                                                                      ----------         ---------

Corporate Bonds 6.0%
Consumer Discretionary 0.7%
Comcast Cable Communications Holdings, Inc.,
8.375%, 3/15/2013                                                                    250,000              302,747
Continental Cablevision, Inc., 9.0%, 9/1/2008                                        150,000              175,854
Cox Communications, Inc., 6.75%, 3/15/2011                                           140,000              149,840
General Motors Corp., 8.375%, 7/15/2033                                               15,000               15,927
Liberty Media Corp., 3.38%**, 9/17/2006                                              233,000              235,495
                                                                                                      ------------
                                                                                                          879,863

Energy 0.8%
CenterPoint Energy Resources Corp., Series B,
7.875%, 4/1/2013                                                                     120,000              141,452
Enterprise Products Operating LP:
144A, 4.625%, 10/15/2009                                                              95,000               95,789
7.5%, 2/1/2011                                                                        91,000              103,611
Pedernales Electric Cooperative, Series 02-A,
144A, 6.202%, 11/15/2032                                                             420,000              439,505
Pemex Project Funding Master Trust:
144A, 3.18%**, 6/15/2010                                                             165,000              166,732
8.5%, 2/15/2008                                                                      105,000              117,994
                                                                                                      ------------
                                                                                                        1,065,083

Financials 3.0%
American General Institutional Capital, 144A,
8.125%, 3/15/2046                                                                    230,000              296,094
Capital One Bank:
5.0%, 6/15/2009                                                                       85,000               88,026
5.75%, 9/15/2010                                                                      95,000              101,276
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                      190,000              196,933
6.875%, 2/1/2006                                                                     360,000              376,712
General Motors Acceptance Corp.:
6.75%, 1/15/2006                                                                   1,180,000            1,230,847
6.875%, 9/15/2011                                                                     77,000               80,775
Goldman Sachs Group, Inc., 4.75%, 7/15/2013                                          155,000              152,076
JPMorgan Chase & Co., 5.125%, 9/15/2014                                              340,000              341,823
Merrill Lynch & Co., Inc., Series C, 5.45%, 7/15/2014                                315,000              325,835
OneAmerica Financial Partners, 144A, 7.0%, 10/15/2033                                205,000              210,421
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                            345,000              336,727
Republic New York Corp., 5.875%, 10/15/2008                                          195,000              208,765
                                                                                                      ------------
                                                                                                        3,946,310

Telecommunication Services 0.3%
BellSouth Corp., 5.2%, 9/15/2014                                                     240,000              242,237
Telecomunicaciones de Puerto Rico, Inc.,
6.65%, 5/15/2006                                                                     185,000              194,677
                                                                                                      ------------
                                                                                                          436,914

Utilities 1.2%
Cleveland Electric Illuminating Co.,
5.65%, 12/15/2013                                                                    210,000              217,301
Consumers Energy Co., Series F, 4.0%, 5/15/2010                                      345,000              339,234
Dayton Power & Light Co., 144A, 5.125%, 10/1/2013                                    180,000              181,625
Progress Energy, Inc., 6.75%, 3/1/2006                                               500,000              525,076
Xcel Energy, Inc., 7.0%, 12/1/2010                                                   245,000              277,074
                                                                                                      ------------
                                                                                                        1,540,310

Total Corporate Bonds (Cost $7,759,575)                                                                 7,868,480

Foreign Bonds - US$ Denominated 2.9%
Celulosa Arauco y Constitucion SA,
7.75%, 9/13/2011                                                                     440,000              512,460
Deutsche Telekom International Finance BV:
8.0%, 6/15/2010                                                                       50,000               59,930
8.25%, 6/15/2030                                                                     244,000              315,389
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                           460,000              464,634
Mizuho Financial Group, 8.375%, 12/29/2049                                           350,000              378,658
Petroleos Mexicanos, Series P, 9.5%, 9/15/2027                                        90,000              109,800
QBE Insurance Group Ltd., 144A, 5.647%**, 7/1/2023                                   250,000              246,222
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012                                      485,000              532,157
Sociedad Concesionaria Autopista Central,
144A, 6.223%, 12/15/2026                                                             435,000              453,179
Tyco International Group SA:
6.75%, 2/15/2011                                                                     140,000              157,512
6.875%, 1/15/2029                                                                    211,000              236,461
7.0%, 6/15/2028                                                                       99,000              111,694
United Mexican States:
Series A, 6.75%, 9/27/2034                                                            80,000               76,840
8.625%, 3/12/2008                                                                    135,000              154,575

                                                                                                      ------------
Total Foreign Bonds - US$ Denominated (Cost $3,713,293)                                                 3,809,511

Asset Backed 3.9%
Automobile Receivables 1.1%
MMCA Automobile Trust:
A4, Series 2002-3, 3.57%, 8/17/2009                                                  650,000              653,182
A4, Series 2002-2, 4.3%, 3/15/2010                                                   520,000              524,012
B, Series 2002-2, 4.67%, 3/15/2010                                                   230,130              226,864
                                                                                                      ------------
                                                                                                        1,404,058

Home Equity Loans 2.0%
Advanta Mortgage Loan Trust, "A6",
Series 2000-2, 7.72%, 3/25/2015                                                      327,432              346,281
Centex Home Equity, "A6",
Series 2000-B, 7.97%, 7/25/2031                                                      403,834              419,434
Countrywide Home Equity Loan Trust:
2A, Series 2004-D, 2.01%**, 6/15/2029                                                409,432              408,792
2A, Series 2004-E, 2.02%**, 6/15/2029                                                414,985              414,337
A2, Series 2004-0, 2.15%**, 2/15/2034                                                685,000              684,465
Countrywide Home Loan, "A16",
Series 2002-36, 5.25%, 1/25/2033                                                     152,476              152,627
Long Beach Mortgage Loan Trust, "M3",
Series 2001-4, 4.365%**, 3/25/2032                                                   265,000              244,890
                                                                                                      ------------
                                                                                                        2,670,826

Industrials 0.2%
BAE System 2001 Asset Trust, "B",
Series B 2001, 144A, 7.156%, 12/15/2011                                              196,999              212,524

Manufactured Housing Receivables 0.6%
Green Tree Financial Corp., "A5",
Series 1996-5, 7.05%, 1/15/2019                                                      200,682              207,293
Vanderbilt Acquisition Loan Trust, "A2",
Series 2002-1, 4.77%, 10/7/2018                                                      630,000              637,151
                                                                                                      ------------
                                                                                                          844,444

Total Asset Backed (Cost $5,160,675)                                                                    5,131,852


US Government Agency Sponsored Pass-Throughs 2.8%
Federal Home Loan Mortgage Corp., 5.0%, 5/1/2033 (c)                                 260,000              257,400
Federal National Mortgage Association:
4.5% with various maturities from 5/1/2018
until 5/1/2033 (c)                                                                   763,180              756,236
5.0%, 3/1/2034 (c)                                                                   383,729              380,672
5.5% with various maturities from 3/1/2018
until 9/1/2033                                                                     1,378,466            1,400,339
6.0%, 11/1/2017                                                                      184,094              193,341
6.305%, 2/1/2008                                                                     325,541              341,951
6.5%, 12/1/2033                                                                       78,515               82,428
7.13%, 1/1/2012                                                                      196,703              209,858
8.0%, 9/1/2015                                                                        70,123               74,902

                                                                                                      ------------
Total US Government Agency Sponsored
Pass-Throughs (Cost $3,677,226)                                                                         3,697,127

Commercial and Non-Agency Mortgage-Backed Securities 2.7%
Chase Commercial Mortgage Securities Corp.,
"A1", Series 2000-1, 7.656%, 4/15/2032                                               196,707              204,922
Citigroup Mortgage Loan Trust, Inc.,
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034                                           371,141              389,002
Countrywide Alternative Loan Trust, "1A1",
Series 2004-J1, 6.0%, 2/25/2034                                                      144,874              147,857
Countrywide Home Loans, "A5",
Series 2002-27, 5.5%, 12/25/2032                                                     189,845              190,351
DLJ Mortgage Acceptance Corp., "A1B",
Series 1997-CF2, 144A, 6.82%, 10/15/2030                                             205,298              220,966
GMAC Commercial Mortgage Securities, Inc., "A3",
Series 1997-C1, 6.869%, 7/15/2029                                                    251,349              270,860
Master Alternative Loan Trust, "3A1",
Series 2004-5, 6.5%, 6/25/2034                                                        68,775               71,353
Master Asset Securitization Trust, "8A1",
Series 2003-6, 5.5%, 7/25/2033                                                       256,863              258,575
Merrill Lynch Mortgage Investors, Inc., "B",
Series 1999-C1, 7.71%, 11/15/2031                                                    220,000              250,794
PNC Mortgage Acceptance Corp., "A2",
Series 2000-C1, 7.61%, 2/15/2010                                                     325,000              374,309
Prudential Securities Secured Financing Corp., "A1",
Series 1999-C2, 6.955%, 6/16/2031                                                    242,754              255,811
Residential Funding Mortgage Securities I, "A1",
Series 2003-S2, 5.0%, 2/25/2033                                                      118,230              118,658
Structured Asset Securities Corp., "2A1",
Series 2003-1, 6.0%, 2/25/2018                                                       118,999              122,962
TIAA Real Estate CDO Ltd., "A2",
Series 2001-C1A, 144A, 6.3%, 6/19/2021                                               152,733              163,608
Washington Mutual MSC Mortgage Pass-Through,
Series, "1A1", Series 2003-MS3, 5.75%, 3/25/2033                                      45,583               45,577
Wells Fargo Mortgage Backed Securities Trust,
"1A1", Series 2003-6, 5.0%, 6/25/2018                                                383,795              388,733

                                                                                                      ------------
Total Commercial and Non-Agency
Mortgage-Backed Securities (Cost $3,483,288)                                                            3,474,338

Collateralized Mortgage Obligations 8.5%

Fannie Mae, "C", Series 1997-MS, 6.74%, 8/25/2007                                    390,000              421,333
Fannie Mae Grantor Trust, "1A3",
Series 2004-T2, 7.0%, 11/25/2043                                                     134,487              144,069
Fannie Mae Whole Loan:
3A2B, Series 2003-W10, 3.056%, 7/25/2037                                             260,000              258,649
2A, Series 2002-W1, 7.5%, 2/25/2042                                                  198,253              214,026
5A, Series 2004-W2, 7.5%, 3/25/2044                                                  393,864              427,958
Federal Home Loan Mortgage Corp.:
AU, Series 2759, 3.5%, 5/15/2019                                                     259,000              260,310
ME, Series 2691, 4.5%, 4/15/2032                                                     285,000              273,502
PE, Series 2727, 4.5%, 7/15/2032                                                     470,000              450,329
QH, Series 2694, 4.5%, 3/15/2032                                                     595,000              570,524
BG, Series 2640, 5.0%, 2/15/2032                                                     510,000              508,417
EG, Series 2836, 5.0%, 12/15/2032                                                    455,000              448,231
JD, Series 2778, 5.0%, 12/15/2032                                                    480,000              471,889
NE, Series 2802, 5.0%, 2/15/2033                                                     460,000              453,629
PE, Series 2721, 5.0%, 1/15/2023                                                     185,000              185,251
TE, Series 2827, 5.0%, 4/15/2033                                                     475,000              469,826
H, Series 2278, 6.5%, 1/15/2031                                                       99,600              102,420
3A, Series T-41, 7.5%, 7/25/2032                                                     140,914              153,112
Federal National Mortgage Association:
TU, Series 2003-122, 4.0%, 5/25/2016                                                 350,000              353,347
A2, Series 2002-W10, 4.7%, 8/25/2042                                                  64,628               64,612
A2, Series 2002-W9, 4.7%, 8/25/2042                                                   20,999               21,015
1A3, Series 2003-W18, 4.732%, 8/25/2043                                              270,000              273,256
A2, Series 2002-60, 4.75%, 2/25/2044                                                 107,655              107,815
KH, Series 2003-92, 5.0%, 3/25/2032                                                  260,000              258,362
MC, Series 2002-56, 5.5%, 9/25/2017                                                  233,880              239,896
PE, Series 2002-3, 5.5%, 8/25/2015                                                   940,000              966,735
PD, Series 2002-31, 6.0%, 11/25/2021                                               1,300,000            1,352,658
PM, Series 2001-60, 6.0%, 3/25/2030                                                  149,839              151,789
1A3, Series 2004-T3, 7.0%, 2/25/2044                                                  64,623               69,228
2A, Series 2003-W8, 7.0%, 10/25/2042                                                 187,380              198,897
A2, Series 2002-T16, Grantor Trust, 7.0%, 7/25/2042                                  146,598              157,043
FHLMC Structured Pass-Through Securities,
"3A", Series T-58, 7.0%, 9/25/2043                                                   202,058              216,455
Government National Mortgage Association,
"DH", Series 2004-3, 3.75%, 2/20/2027                                                810,000              805,250

                                                                                                      ------------
Total Collateralized Mortgage Obligations (Cost $10,897,451)                                           11,049,833


Government National Mortgage Association 1.1%

5.0%, 9/20/2033                                                                      232,737              231,750
6.0% with various maturities from 7/20/2034 until 8/20/2034                          823,258              853,307
6.5%, 4/20/2034                                                                      313,272              330,971

                                                                                                      ------------
Total Government National Mortgage Association (Cost $1,410,602)                                        1,416,028


Municipal Investments 1.9%
Brockton, MA, Core City GO, Economic Development,
Series A, 6.45%, 5/1/2017 (b)                                                        560,000              625,352
Charlotte-Meckelberg, NC, Hospital Authority Health
Care System Revenue, ETM, 5.0%, 8/1/2015                                             510,000              517,604
Hoboken, NJ, Core City GO, Series B, 3.8%, 1/1/2008 (b)                              355,000              358,603
Jersey City, NJ, Water & Sewer Revenue,
Municipal Utilities Authority, Water Revenue,
Series B, 4.91%, 5/15/2015 (b)                                                       385,000              384,819
Jicarilla, NM, Sales & Special Tax Revenue,
Apache Nation Revenue, 5.2%, 12/1/2013                                               215,000              218,133
Yazoo County, MS, Sales & Special Tax Revenue,
Series B, 4.3%, 9/1/2010 (b)                                                         355,000              359,285

                                                                                                      ------------
Total Municipal Investments (Cost $2,369,015)                                                           2,463,796


US Government Sponsored Agencies 0.2%
Federal Home Loan Mortgage Corp., 2.875%, 12/15/2006
(Cost $205,855)                                                                      205,000              204,791


US Government Backed 4.3%
US Treasury Bond, 6.0%, 2/15/2026                                                  2,070,000            2,360,042
US Treasury Note:
3.125%, 10/15/2008                                                                 2,280,000            2,276,617
4.375%, 8/15/2012                                                                    960,000              989,700

                                                                                                      ------------
Total US Government Backed (Cost $5,457,940)                                                            5,626,359

                                                                                      Shares             Value ($)

Cash Equivalents 2.8%
Scudder Cash Management QP Trust, 1.70% (a)
(Cost $3,712,536)                                                                  3,712,536            3,712,536
                                                                                                      ------------

                                                                                        % of
                                                                                     Net Assets         Value ($)
                                                                                     ----------         ---------

Total Investment Portfolio  (Cost $113,605,885)                                        100.9          131,719,226
Other Assets and Liabilities, Net                                                       -0.9           -1,241,475
                                                                                                      ------------
Net Assets                                                                             100.0          130,477,751
                                                                                                      ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** These securities are shown at their current rate as of September 30, 2004.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.


(b) Bond is insured by one of these companies:

                                                           As of % of Total
                                                              Investment
Insurance Coverage                                             Portfolio
--------------------------------------------------------------------------
AMBAC                  AMBAC Insurance Company                        0.3
--------------------------------------------------------------------------
FGIC                   Financial Guaranty Insurance Company           0.7
--------------------------------------------------------------------------
MBIA                   Municipal Bond Investors Assurance             0.3
--------------------------------------------------------------------------

(c) Mortgage dollar rolls included.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than the stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Scudder Variable Series I Bond Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------

                                                                                                 Principal
                                                                                                 Amount (g)     Value ($)
                                                                                        ---------------------------------

Corporate Bonds 18.9%
Consumer Discretionary 2.7%
Adesa, Inc., 7.625%, 6/15/2012                                                               15,000               15,450
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011                                         35,000               33,250
Cablevision Systems New York Group:
144A, 5.67%*, 4/1/2009                                                                       35,000               36,400
144A, 8.0%, 4/15/2012                                                                        10,000               10,450
Caesars Entertainment, Inc., 9.375%, 2/15/2007                                               30,000               33,450
Carrols Corp., 9.5%, 12/1/2008                                                               20,000               20,500
Choctaw Resort Development Enterprises,
9.25%, 4/1/2009                                                                              45,000               48,038
Comcast Cable Communications Holdings,
8.375%, 3/15/2013                                                                           478,000              578,853
Comcast Cable Communications, Inc., 6.2%, 11/15/2008                                         85,000               91,853
Continental Cablevision, Inc., 9.0%, 9/1/2008                                               400,000              468,943
Cox Communications, Inc., 6.75%, 3/15/2011                                                  410,000              438,816
CSC Holdings, Inc., 7.875%, 12/15/2007                                                       50,000               53,062
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008                                         345,000              355,309
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                           114,000              141,930
DIMON, Inc.:
6.25%, 3/31/2007                                                                             35,000               32,900
7.75%, 6/1/2013                                                                              15,000               14,625
Series B, 9.625%, 10/15/2011                                                                 90,000               94,950
EchoStar DBS Corp.:
6.375%, 10/1/2011 (d)                                                                        30,000               30,375
144A, 6.625%, 10/1/2014                                                                      10,000                9,938
Foot Locker, Inc., 8.5%, 1/15/2022                                                           25,000               26,625
Friendly Ice Cream Corp., 8.375%, 6/15/2012 (d)                                              35,000               33,600
General Motors Corp.:
8.25%, 7/15/2023                                                                             35,000               36,817
8.375%, 7/15/2033 (d)                                                                        70,000               74,324
Jacobs Entertainment Co., 11.875%, 2/1/2009                                                  55,000               62,150
Liberty Media Corp.:
3.38%*, 9/17/2006                                                                           743,000              750,957
5.7%, 5/15/2013                                                                             120,000              118,636
Marquee, Inc., 144A, 5.97%*, 8/15/2010                                                       10,000               10,300
Mediacom LLC, 9.5%, 1/15/2013 (d)                                                            55,000               52,937
MGM MIRAGE, 8.375%, 2/1/2011 (d)                                                             55,000               60,706
NCL Corp., 144A, 10.625%, 7/15/2014                                                          30,000               31,425
PEI Holding, Inc., 11.0%, 3/15/2010                                                          40,000               46,450
Petro Stopping Centers, 9.0%, 2/15/2012                                                      55,000               58,300
Premier Entertainment Biloxi LLC\Finance,
10.75%, 2/1/2012                                                                             30,000               31,650
PRIMEDIA, Inc.:
144A, 7.086%*, 5/15/2010                                                                     40,000               40,200
8.875%, 5/15/2011                                                                            30,000               30,000
Rent-Way, Inc., 11.875%, 6/15/2010                                                           20,000               21,800
Schuler Homes, Inc., 10.5%, 7/15/2011                                                        50,000               57,500
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                              80,000               83,000
8.75%, 12/15/2011                                                                            35,000               37,975
Sonic Automotive, Inc., 8.625%, 8/15/2013                                                    50,000               52,875
Toys "R" Us, Inc.:
7.375%, 10/15/2018                                                                           60,000               55,650
7.875%, 4/15/2013 (d)                                                                        45,000               44,887
TRW Automotive, Inc., 11.0%, 2/15/2013                                                       45,000               53,550
United Auto Group, Inc., 9.625%, 3/15/2012                                                   45,000               49,613
Venetian Casino Resort LLC, 11.0%, 6/15/2010                                                 35,000               40,513
VICORP Restaurants, Inc., 10.5%, 4/15/2011                                                   15,000               14,925
Visteon Corp., 8.25%, 8/1/2010                                                               30,000               31,575
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                            35,000               37,013
Williams Scotsman, Inc., 9.875%, 6/1/2007 (d)                                                40,000               38,300
Worldspan LP/WS Finance Corp., 9.625%, 6/15/2011 (d)                                         30,000               27,225
                                                                                                            ------------
                                                                                                               4,620,570

Consumer Staples 0.1%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                     12,000               12,540
Gold Kist, Inc., 144A, 10.25%, 3/15/2014                                                     25,000               27,750
North Atlantic Trading Co., 9.25%, 3/1/2012                                                  20,000               19,200
Pinnacle Foods Holding Corp.:
144A, 8.25%, 12/1/2013                                                                       10,000                9,425
144A, 8.25%, 12/1/2013                                                                       30,000               28,275
Standard Commercial Corp., 144A, 8.0%, 4/15/2012                                             30,000               30,750
Swift & Co., 12.5%, 1/1/2010                                                                 20,000               22,100
United Agri Products, Inc., 144A, 8.25%, 12/15/2011                                          20,000               21,600
Wornick Co., 144A, 10.875%, 7/15/2011                                                        35,000               37,450
                                                                                                            ------------
                                                                                                                 209,090

Energy 2.6%
Avista Corp., 9.75%, 6/1/2008                                                                55,000               64,922
CenterPoint Energy Resources Corp.,
Series B, 7.875%, 4/1/2013                                                                  235,000              277,011
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                            30,000               31,350
9.0%, 8/15/2012                                                                              20,000               22,850
Citgo Petroleum Corp., 11.375%, 2/1/2011                                                    100,000              117,750
Duke Capital Corp., 4.302%, 5/18/2006                                                       817,000              828,748
Duke Capital LLC, 6.25%, 2/15/2013                                                          235,000              252,857
Dynegy Holdings, Inc., 144A, 9.875%, 7/15/2010                                               35,000               39,550
Edison Mission Energy, 7.73%, 6/15/2009                                                     100,000              105,000
El Paso Production Holding Corp., 7.75%, 6/1/2013                                            45,000               45,113
Enterprise Products Operating LP,
144A, 4.625%, 10/15/2009                                                                    310,000              312,575
FirstEnergy Corp., Series B, 6.45%, 11/15/2011                                               55,000               59,998
Frontier Oil Corp., 144A, 6.625%, 10/1/2011                                                  25,000               25,313
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                        45,000               45,900
Pemex Project Funding Master Trust:
144A, 3.18%*, 6/15/2010                                                                     550,000              555,775
8.5%, 2/15/2008                                                                             544,000              611,320
Pride International, Inc., 144A, 7.375%, 7/15/2014                                           10,000               11,100
Southern Natural Gas, 8.875%, 3/15/2010                                                      30,000               33,750
Stone Energy Corp., 8.25%, 12/15/2011                                                        55,000               59,262
Tri-State Generation & Transmission Association,
144A, 6.04%, 1/31/2018                                                                      880,000              922,838
Williams Cos., Inc.:
8.125%, 3/15/2012 (d)                                                                        55,000               63,387
8.75%, 3/15/2032                                                                             40,000               44,700
                                                                                                            ------------
                                                                                                               4,531,069

Financials 5.9%
Ahold Finance USA, Inc., 6.25%, 5/1/2009                                                     65,000               67,275
American General Institutional Capital,
144A, 8.125%, 3/15/2046                                                                     675,000              868,972
AmeriCredit Corp., 9.25%, 5/1/2009                                                           75,000               79,687
BF Saul REIT, 7.5%, 3/1/2014                                                                 65,000               66,300
Capital One Bank:
5.0%, 6/15/2009                                                                             200,000              207,119
5.75%, 9/15/2010                                                                             75,000               79,955
Consolidated Communications Holdings, 144A,
9.75%, 4/1/2012                                                                              25,000               25,625
Dollar Financial Group, Inc., 9.75%, 11/15/2011                                              15,000               15,900
Downey Financial Corp., 6.5%, 7/1/2014                                                      745,000              780,187
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                               55,000               57,200
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                           50,000               59,055
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                             215,000              222,846
6.875%, 2/1/2006                                                                          2,789,000            2,918,471
General Motors Acceptance Corp., 6.875%, 9/15/2011                                          964,000            1,011,258
Goldman Sachs Group, Inc., 4.75%, 7/15/2013                                                 515,000              505,285
iStar Financial, Inc., 6.0%, 12/15/2010                                                      30,000               31,214
Merrill Lynch & Co., Inc., Series C, 5.45%, 7/15/2014                                     1,405,000            1,453,325
OneAmerica Financial Partners, 144A, 7.0%, 10/15/2033                                        65,000               66,719
Pennsylvania Mutual Life Insurance Co.,
144A, 6.65%, 6/15/2034                                                                      505,000              530,660
Poster Financial Group, Inc., 8.75%, 12/1/2011                                               30,000               31,238
PXRE Capital Trust I, 8.85%, 2/1/2027                                                        30,000               30,075
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                             30,000               36,375
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                                 1,115,000            1,088,263
Thornburg Mortgage, Inc., 8.0%, 5/15/2013                                                    25,000               25,875
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                          35,000               27,475
UGS Corp., 144A, 10.0%, 6/1/2012                                                             20,000               21,800
Universal City Development, 11.75%, 4/1/2010                                                 55,000               64,075
                                                                                                            ------------
                                                                                                              10,372,229

Health Care 0.1%
AmerisourceBergen Corp., 7.25%, 11/15/2012                                                   10,000               10,850
Curative Health Services, Inc., 10.75%, 5/1/2011                                             25,000               22,875
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (d)                                        35,000               32,200
InSight Health Services Corp., Series B,
9.875%, 11/1/2011 (d)                                                                        25,000               25,000
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                                30,000               25,800
Tenet Healthcare Corp., 6.375%, 12/1/2011 (d)                                               140,000              125,650
                                                                                                            ------------
                                                                                                                 242,375

Industrials 1.9%
Allied Waste North America, Inc., Series B,
5.75%, 2/15/2011                                                                            125,000              118,750
America West Airlines, Inc., Series 99-1,
7.93%, 1/2/2019                                                                             512,891              564,323
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                                    15,000               17,475
Browning-Ferris Industries, 9.25%, 5/1/2021                                                  10,000               10,750
Cenveo Corp., 7.875%, 12/1/2013                                                              25,000               24,375
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012                                                 20,000               21,100
Collins & Aikman Floor Cover, Series B,
9.75%, 2/15/2010                                                                             65,000               68,900
Collins & Aikman Products, 10.75%, 12/31/2011                                                45,000               45,000
Cornell Companies, Inc., 144A, 10.75%, 7/1/2012                                              40,000               40,100
Corrections Corp. of America, 9.875%, 5/1/2009                                               50,000               55,813
Dana Corp.:
7.0%, 3/1/2029                                                                               60,000               60,300
9.0%, 8/15/2011                                                                              20,000               24,150
Erico International Corp., 8.875%, 3/1/2012                                                  30,000               31,050
Golden State Petroleum Transportation Co.,
8.04%, 2/1/2019                                                                              37,000               37,459
Hercules, Inc.:
144A, 6.75%, 10/15/2029                                                                      40,000               40,800
11.125%, 11/15/2007                                                                          20,000               23,750
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008                                          40,000               44,100
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                                 50,000               55,750
Jostens IH Corp., 144A, 7.625%, 10/1/2012                                                    40,000               40,200
Kansas City Southern, 7.5%, 6/15/2009                                                       100,000              102,250
Laidlaw International, Inc., 10.75%, 6/15/2011                                               35,000               39,944
Meritage Homes Corp., 7.0%, 5/1/2014                                                         40,000               41,000
Millennium America, Inc.:
7.625%, 11/15/2026                                                                           70,000               64,400
9.25%, 6/15/2008                                                                             35,000               38,587
144A, 9.25%, 6/15/2008                                                                       10,000               11,025
Northwest Airlines Corp., Series 02-1,
6.264%, 11/20/2021                                                                        1,264,467            1,302,199
Samsonite Corp., 144A, 8.875%, 6/1/2011                                                      20,000               20,900
Sea Containers Ltd., 10.5%, 5/15/2012                                                        25,000               25,531
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                            35,000               34,825
Ship Finance International Ltd., 8.5%, 12/15/2013                                            60,000               59,700
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                              30,000               30,525
10.375%, 7/1/2012                                                                            35,000               39,200
The Brickman Group, Ltd., Series B,
11.75%, 12/15/2009                                                                           25,000               28,875
United Rentals North America, Inc.:
6.5%, 2/15/2012                                                                              60,000               57,750
7.0%, 2/15/2014                                                                              20,000               17,750
Westlake Chemical Corp., 8.75%, 7/15/2011                                                    19,000               21,328
                                                                                                            ------------
                                                                                                               3,259,934

Information Technology 0.1%
Activant Solutions, Inc., 10.5%, 6/15/2011                                                   35,000               36,050
Itron, Inc., 144A, 7.75%, 5/15/2012                                                          30,000               30,075
Lucent Technologies, Inc., 6.45%, 3/15/2029                                                  80,000               64,800
                                                                                                            ------------
                                                                                                                 130,925

Materials 1.5%
ARCO Chemical Co., 9.8%, 2/1/2020                                                           140,000              145,950
Caraustar Industries, Inc., 9.875%, 4/1/2011 (d)                                             25,000               26,750
Dayton Superior Corp., 10.75%, 9/15/2008                                                     50,000               53,500
Equistar Chemicals LP, 8.75%, 2/15/2009 (d)                                                  10,000               10,775
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                                              85,000               96,687
9.375%, 2/1/2013                                                                             60,000               70,650
Huntsman Advanced Materials, 144A, 11.0%, 7/15/2010                                          45,000               52,200
Huntsman LLC, 11.625%, 10/15/2010                                                            50,000               57,875
IMC Global, Inc., 10.875%, 8/1/2013                                                          20,000               25,250
International Paper Co., 6.75%, 9/1/2011                                                  1,380,000            1,537,763
International Steel Group, Inc., 144A, 6.5%, 4/15/2014                                       80,000               80,000
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                     25,000               28,000
Owens-Brockway Glass Container, 8.25%, 5/15/2013                                             35,000               37,275
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.15% to 6/15/2009                                        15,000               12,825
11.125%, 9/1/2009                                                                            35,000               36,400
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                              20,000               20,400
TriMas Corp., 9.875%, 6/15/2012                                                              80,000               83,000
United States Steel LLC, 9.75%, 5/15/2010                                                    40,000               45,800
Weyerhaeuser Co., 6.875%, 12/15/2033                                                        200,000              216,943
                                                                                                            ------------
                                                                                                               2,638,043

Telecommunication Services 1.6%
American Cellular Corp., Series B, 10.0%, 8/1/2011                                          120,000               97,200
AT&T Corp., 8.0%, 11/15/2031                                                                 15,000               16,350
Bell Atlantic Pennsylvania, Inc., Series A,
5.65%, 11/15/2011                                                                           535,000              564,764
BellSouth Corp., 5.2%, 9/15/2014                                                            805,000              812,506
Cincinnati Bell, Inc., 8.375%, 1/15/2014 (d)                                                110,000              100,375
GCI, Inc., 7.25%, 2/15/2014                                                                  40,000               39,200
Insight Midwest LP, 9.75%, 10/1/2009                                                         25,000               26,125
MCI, Inc.:
6.688%, 5/1/2009                                                                             20,000               19,275
7.735%, 5/1/2014                                                                            130,000              123,175
Nextel Communications, Inc., 5.95%, 3/15/2014                                                35,000               34,300
Northern Telecom Capital, 7.875%, 6/15/2026                                                  55,000               53,075
PanAmSat Corp., 144A, 9.0%, 8/15/2014                                                        60,000               62,400
Qwest Corp.:
7.25%, 9/15/2025                                                                            260,000              234,000
144A, 7.875%, 9/1/2011                                                                       35,000               36,312
Telecomunicaciones de Puerto Rico, Inc.,
6.65%, 5/15/2006                                                                            560,000              589,292
Triton PCS, Inc., 8.5%, 6/1/2013                                                             20,000               18,150
                                                                                                            ------------
                                                                                                               2,826,499

Utilities 2.4%
AES Corp., 144A, 8.75%, 5/15/2013                                                            25,000               28,188
Allegheny Energy Supply Co. LLC, 144A,
8.25%, 4/15/2012 (d)                                                                         40,000               44,200
CMS Energy Corp.:
7.5%, 1/15/2009                                                                              15,000               15,712
8.5%, 4/15/2011                                                                              55,000               59,950
Consumers Energy Co., Series F, 4.0%, 5/15/2010                                             980,000              963,622
DPL, Inc., 6.875%, 9/1/2011 (d)                                                             100,000              106,000
Illinova Corp., 11.5%, 12/15/2010                                                            75,000               88,875
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                    110,000              117,837
PG&E Corp., 6.875%, 7/15/2008                                                                60,000               64,950
Progress Energy, Inc., 6.75%, 3/1/2006                                                    1,400,000            1,470,213
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                            60,000               64,500
Xcel Energy, Inc., 7.0%, 12/1/2010                                                        1,040,000            1,176,151
                                                                                                             -----------
                                                                                                               4,200,198


Total Corporate Bonds (Cost $34,513,247)                                                                      33,030,932

Foreign Bonds - US$ Denominated 8.0%
Antenna TV SA, 9.0%, 8/1/2007                                                                30,000               30,188
Aries Vermogensverwaltung GmbH, Series C,
9.6%, 10/25/2014                                                                            250,000              281,012
Axtel SA, 11.0%, 12/15/2013                                                                  45,000               46,125
Biovail Corp., 7.875%, 4/1/2010 (d)                                                          50,000               51,000
Burns Philp Capital Property, 10.75%, 2/15/2011                                              20,000               22,100
Cascades, Inc., 7.25%, 2/15/2013                                                             65,000               68,087
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                           100,000               95,250
CP Ships Ltd., 10.375%, 7/15/2012                                                            45,000               51,525
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                    25,000               29,063
Deutsche Telekom International Finance BV:
8.5%, 6/15/2010                                                                             165,000              197,767
8.75%, 6/15/2030                                                                            540,000              697,992
Eircom Funding, 8.25%, 8/15/2013                                                             50,000               54,750
Embratel, Series B, 11.0%, 12/15/2008                                                        35,000               38,763
Endurance Specialty Holdings Ltd., 7.0%, 7/15/2034                                          325,000              332,214
Fage Dairy Industry SA, 9.0%, 2/1/2007                                                      155,000              155,775
Federative Republic of Brazil, 8.875%, 4/15/2024                                             40,000               38,320
Flextronics International Ltd., 6.5%, 5/15/2013                                              40,000               40,900
Government of Jamaica, 10.625%, 6/20/2017                                                    50,000               49,000
Grupo Posadas SA de CV, 144A, 8.75%, 10/4/2011                                               10,000               10,200
HSBC Capital Funding LP, 144A, 4.61%, 12/29/2049 (d)                                        590,000              566,983
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012                                                60,000               59,550
Innova S. de R.L., 9.375%, 9/19/2013 (d)                                                     35,000               38,063
INTELSAT, 6.5%, 11/1/2013                                                                    30,000               24,600
ISPAT Inland ULC, 9.75%, 4/1/2014                                                            45,000               49,613
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                       55,000               62,287
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                              75,000               81,750
LeGrand SA, 8.5%, 2/15/2025                                                                  40,000               45,800
LG Telecom Ltd., 144A, 8.25%, 7/15/2009                                                      40,000               41,747
Luscar Coal Ltd., 9.75%, 10/15/2011                                                          50,000               56,750
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                                1,530,000            1,545,413
Millicom International Cellular SA, 144A,
10.0%, 12/1/2013                                                                             50,000               50,250
Mizuho Financial Group , 8.375%, 12/29/2049                                               1,265,000            1,368,579
Mobifon Holdings BV, 12.5% , 7/31/2010                                                       30,000               35,100
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                       35,000               35,088
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011                                               35,000               29,400
Nortel Networks Corp., 6.875%, 9/1/2023                                                      20,000               18,300
Nortel Networks Ltd., 6.125%, 2/15/2006                                                     100,000              102,000
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                                131,001              148,359
Republic of Bulgaria, 8.25%, 1/15/2015                                                      310,000              382,803
Republic of Turkey:
7.25%, 3/15/2015                                                                             15,000               14,786
9.0%, 6/30/2011                                                                              15,000               16,678
9.5%, 1/15/2014                                                                              20,000               22,700
11.75%, 6/15/2010                                                                            70,000               86,800
11.875%, 1/15/2030                                                                          170,000              234,600
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                       40,000               36,800
Russian Federation, Step-up Coupon,
5.0% to 3/31/2007, 7.5% to 3/31/2030                                                        330,000              317,427
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011                                    130,000              103,025
Sappi Papier Holding AG, 144A, 7.5%, 6/15/2032                                            1,034,000            1,193,808
Secunda International Ltd., 144A, 9.76%*, 9/1/2012                                           20,000               19,850
Shaw Communications, Inc.:
B, 7.25%, 4/6/2011                                                                           25,000               27,187
8.25%, 4/11/2010                                                                             70,000               79,100
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                                   25,000               25,688
Sistema Capital SA, 144A, 8.875%, 1/28/2011                                                  25,000               24,750
Sociedad Concesionaria Autopista Central,
144A, 6.223%, 12/15/2026                                                                  1,365,000            1,422,043
Tembec Industries, Inc., 8.5%, 2/1/2011                                                     100,000              104,500
TFM SA de CV:
10.25%, 6/15/2007                                                                            75,000               77,625
11.75%, 6/15/2009                                                                            55,000               55,550
12.5%, 6/15/2012                                                                             45,000               49,950
Tyco International Group SA:
6.75%, 2/15/2011                                                                            516,000              580,547
6.875%, 1/15/2029 (d)                                                                       471,000              527,834
7.0%, 6/15/2028                                                                             279,000              314,774
United Mexican States:
Series A, 6.75%, 9/27/2034 (d)                                                              570,000              547,485
8.375%, 1/14/2011                                                                            90,000              105,525
8.625%, 3/12/2008 (d)                                                                       730,000              835,850
Vicap SA, 11.375%, 5/15/2007                                                                 10,000                9,950
Vitro Envases Norteamerica SA, 144A,
10.75%, 7/23/2011                                                                            25,000               24,500
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (d)                                        30,000               27,825
                                                                                                            ------------

Total Foreign Bonds - US$ Denominated (Cost $13,596,952)                                                      13,919,623

Foreign Bonds - Non US$ Denominated 6.4%
Federal Republic of Germany, 144A, 3.25%, 4/17/2009                  EUR                  5,690,000            7,086,944
Mexican Fixed Rate Bonds:
Series M-20, 8.0%, 12/7/2023                                         MXN                  8,180,000              563,065
Series MI-10, 8.0%, 12/19/2013                                       MXN                 34,301,500            2,636,629
Republic of Romania, 8.5%, 5/8/2012                                  EUR                    330,000              504,899
Republic of Uruguay, 17.75%, 2/4/2006                                UYU                  9,700,000              362,847
                                                                                                            ------------

Total Foreign Bonds - Non US$ Denominated
(Cost $10,805,940)                                                                                            11,154,384

Asset Backed 8.9%
Automobile Receivables 1.8%
MMCA Automobile Trust:
A4, Series 2002-3, 3.57%, 8/17/2009                                                         375,000              376,836
A4, Series 2002-2, 4.3%, 3/15/2010                                                        1,945,000            1,960,008
B, Series 2002-2, 4.67%, 3/15/2010                                                           37,726               37,191
B, Series 2002-1, 5.37%, 1/15/2010                                                          690,957              689,280
                                                                                                            ------------
                                                                                                               3,063,315

Credit Card Receivables 1.0%
Citibank Credit Card Issuance Trust, "B1",
Series 2004-B1, 2.03%*, 5/20/2011                                                         1,670,000            1,661,650

Home Equity Loans 5.3%
Countrywide Asset Backed Certificates, "3A",
Series 2004-1, 1.895%*, 4/25/2034                                                         1,301,655            1,303,268
Countrywide Home Equity Loan Trust:
Series 2004-C, 2.09%*, 1/15/2034                                                            717,786              716,788
2A, Series 2004-E, 2.13%*, 6/15/2029                                                      1,370,708            1,368,566
Long Beach Mortgage Loan Trust:
A3, Series 2004-1, 1.91%*, 2/25/2034                                                        961,498              961,725
M3, Series 2001-4, 4.36%*, 3/25/2032                                                        750,000              693,084
Novastar NIM Trust, Series 2004-N1, 144A,
4.458%, 2/26/2034                                                                           535,040              534,578
Park Place Securities NIM Trust, "A",
Series 2004-WHQ-1, 144A, 2.53%, 9/25/2034                                                 1,100,000            1,099,975
Renaissance NIM Trust, "NOTE", Series 2004-C,
144A, 5.25%, 12/25/2034                                                                   1,140,000            1,140,000
Residential Asset Securities Corp., "AI6",
Series 2000-KS1, 7.905%, 2/25/2031                                                        1,422,102            1,499,352
                                                                                                            ------------
                                                                                                               9,317,336

Industrials 0.4%
BAE System 2001 Asset Trust, "B",
Series B 2001, 144A, 7.156%, 12/15/2011                                                     729,793              787,306

Manufactured Housing Receivables 0.4%
Green Tree Financial Corp., "A5",
Series 1996-5, 7.05%, 1/15/2019                                                             681,548              703,999

                                                                                                            ------------
Total Asset Backed (Cost $15,708,962)                                                                         15,533,606


US Government Agency Sponsored Pass-Throughs 8.4%

Federal Home Loan Mortgage Corp.:
5.0% with various maturities from 7/1/2018
until 5/1/2033 (b)                                                                        1,697,639            1,701,159
5.5%, 11/15/2016                                                                          1,175,000            1,217,493
Federal National Mortgage Association:
4.5% with various maturities from 5/1/2018
until 12/1/2018 (b)                                                                       3,347,746            3,336,139
5.0%, 3/1/2034 (b)                                                                          200,929              199,329
5.5% with various maturities from 3/1/2018
until 7/1/2033 (b)                                                                        2,144,618            2,204,522
6.0% with various maturities from 11/1/2017
until 5/1/2032 (b)                                                                          997,262            1,040,305
6.305%, 2/1/2008                                                                          1,077,495            1,131,809
6.31%, 6/1/2008                                                                           1,700,000            1,829,941
6.5% with various maturities from 3/1/2017
until 11/1/2033                                                                           1,822,688            1,920,699
8.0%, 9/1/2015                                                                               89,467               95,564
                                                                                                            ------------
Total US Government Agency Sponsored
Pass-Throughs (Cost $14,515,440)                                                                              14,676,960


Commercial and Non-Agency Mortgage-Backed Securities 7.9%

Bank of America Mortgage Securities, "2A6",
Series 2004-F, 4.19%, 7/25/2034                                                           1,180,000            1,178,484
Bank of America-First Union Commercial Mortgage, Inc.,
"A1", Series 2001-3, 4.89%, 4/11/2037                                                       741,139              763,403
Chase Commercial Mortgage Securities Corp.,
Series 1996-2, 6.9%, 11/19/2028                                                             651,762              683,022
Citigroup Mortgage Loan Trust, Inc.:
1CB2, Series 2004-NCM2, 6.75%, 8/25/2034                                                  1,475,046            1,546,033
WA3, Series 2004-NCM1, 6.75%, 6/25/2034                                                     893,107              935,957
CS First Boston Mortgage Securities Corp.,
"A1", Series 1999-C1, 6.91%, 9/15/2041                                                      985,071            1,051,284
GMAC Commercial Mortgage Securities, Inc.,
"A3", Series 1997-C1, 6.869%, 7/15/2029                                                     826,470              890,626
JP Morgan Chase Commercial Mortgage Securities Corp.,
"A2", Series 2004-LN2, 5.115%, 7/15/2041                                                  1,160,000            1,188,176
Master Alternative Loan Trust:
3A1, Series 2004-5, 6.5%, 6/25/2034                                                         155,891              161,734
8A1, Series 2004-3, 7.0%, 4/25/2034                                                         548,065              572,217
Master Asset Securitization Trust, "8A1",
Series 2003-6, 5.5%, 7/25/2033                                                              963,236              969,656
Residential Asset Securitization Trust, "A1",
Series 2003-A11, 4.25%, 11/25/2033                                                        1,060,001            1,069,888
Structured Asset Securities Corp., "2A1",
Series 2003-1, 6.0%, 2/25/2018                                                               28,848               29,809
Wachovia Bank Commercial Mortgage Trust, "A5",
Series 2004-C11, 5.215%, 1/15/2041                                                          772,000              797,723
Washington Mutual, "2A1", Series 2002-S8, 4.5%, 1/25/2018                                   465,487              469,503
Washington Mutual MSC Mortgage Pass-Through,
Series, "1A1", Series 2003-MS3, 5.75%, 3/25/2033                                            141,144              141,125
Wells Fargo Mortgage Backed Securities Trust:
1A1, Series 2003-6, 5.0%, 6/25/2018                                                       1,157,382            1,172,272
1A3, Series 2002-18, 6.0%, 12/25/2032                                                       233,991              236,974
                                                                                                            ------------

Total Commercial and Non-Agency Mortgage-Backed
Securities (Cost $13,824,014)                                                                                 13,857,886

Collateralized Mortgage Obligations 21.3%

Fannie Mae Whole Loan, "5A",
Series 2004-W2, 7.5%, 3/25/2044                                                           1,244,981            1,352,750
Federal Home Loan Mortgage Corp.:
AU, Series 2759, 3.5%, 5/15/2019                                                            844,000              848,268
PA, Series 2786, 3.5%, 10/15/2010                                                           823,000              827,795
QC, Series 2694, 3.5%, 9/15/2020                                                          1,690,000            1,693,769
LB, Series 2755, 4.0%, 9/15/2023                                                          1,130,000            1,140,946
LC, Series 2682, 4.5%, 7/15/2032                                                          1,200,000            1,154,063
PE, Series 2727, 4.5%, 7/15/2032                                                            830,000              795,262
QH, Series 2694, 4.5%, 3/15/2032                                                          1,700,000            1,630,068
1A2B, Series T-48, 4.688%, 7/25/2022                                                        290,837              291,959
EG, Series 2836, 5.0%, 12/15/2032                                                         1,580,000            1,556,495
JD, Series 2778, 5.0%, 12/15/2032                                                           710,000              698,003
NE, Series 2802, 5.0%, 2/15/2033                                                          1,580,000            1,558,118
OL, Series 2840, 5.0%, 11/15/2022                                                         1,335,000            1,375,386
PD, Series 2783, 5.0%, 1/15/2033                                                            761,000              745,575
PD, Series 2844, 5.0%, 12/15/2032                                                         1,580,000            1,553,544
PE, Series 2721, 5.0%, 1/15/2023                                                          2,425,000            2,428,284
PQ, Series 2844, 5.0%, 5/15/2023                                                          1,236,000            1,273,996
TE, Series 2764, 5.0%, 10/15/2032                                                           790,000              786,441
TE, Series 2780, 5.0%, 1/15/2033                                                          1,150,000            1,136,223
CH, Series 2390, 5.5%, 12/15/2016                                                           200,000              206,979
GD, Series 2497, 5.5%, 7/15/2014                                                            726,655              733,475
3A, Series T-41, 7.5%, 7/25/2032                                                          1,601,995            1,740,669
Federal National Mortgage Association:
A2, Series 2003-63, 2.34%, 7/25/2044                                                        310,000              309,692
JT, Series 2003-6, 4.5%, 6/25/2016                                                          177,405              177,154
WB, Series 2003-106, 4.5%, 10/25/2015                                                     1,290,000            1,317,983
A2, Series 2002-W10, 4.7%, 8/25/2042                                                         88,028               88,006
A2, Series 2002-W9, 4.7%, 8/25/2042                                                          28,602               28,624
2A3, Series 2003-W15, 4.71%, 8/25/2043                                                    1,730,000            1,745,631
A2, Series 2002-60, 4.75%, 2/25/2044                                                        158,316              158,551
KH, Series 2003-92, 5.0%, 3/25/2032                                                         790,000              785,022
MC, Series 2002-56, 5.5%, 9/25/2017                                                         729,156              747,912
OG, Series 2001-69, 5.5%, 12/25/2016                                                        750,000              774,838
PG, Series 2002-3, 5.5%, 2/25/2017                                                          500,000              516,308
QC, Series 2002-11, 5.5%, 3/25/2017                                                         290,000              301,060
PM, Series 2001-60, 6.0%, 3/25/2030                                                         467,179              473,259
VD, Series 2002-56, 6.0%, 4/25/2020                                                         190,568              195,193
2A, Series 2003-W8, 7.0%, 10/25/2042                                                        604,453              641,604
A2, Series 2002-T19 Grantor Trust, 7.0%, 7/25/2042                                          441,981              473,472
A2, Series 2002-T4, 7.0%, 12/25/2041                                                      1,312,022            1,405,503
ZQ, Series G92-9, 7.0%, 12/25/2021                                                          380,552              394,885
FHLMC Structured Pass-Through Securities, "1A2",
Series T-59, 7.0%, 10/25/2043                                                               627,684              672,406
Government National Mortgage Association, "KA",
Series 2002-5, 6.0%, 8/16/2026                                                              514,687              519,325
                                                                                                            ------------

Total Collateralized Mortgage Obligations (Cost $37,079,224)                                                  37,254,496

Government National Mortgage Association 0.6%

Government National Mortgage Association:
6.0% with various maturities from 1/15/2034
until 6/20/2034                                                                             279,558              290,129
6.5%, 11/20/2033                                                                            662,159              699,763

                                                                                                            ------------
Total Government National Mortgage Association (Cost $984,073)                                                   989,892


Municipal Investments 4.3%

Hoboken, NJ, Core City GO, 6.5%, 4/1/2026 (c)                                             1,900,000            2,135,030
Illinois, State GO, 4.95%, 6/1/2023                                                       1,025,000              981,325
Jicarilla, NM, Sales & Special Tax Revenue,
Apache Nation Revenue, 5.2%, 12/1/2013                                                      670,000              679,762
Trenton, NJ, Core City GO, School District
General Obligation Revenue, 4.7%, 4/1/2013 (c)                                              745,000              742,676
Union County, NJ, Improvement Authority,
Student Loan Revenue, 5.29%, 4/1/2018 (c)                                                   940,000              956,817
Virgin Islands, Port Authority Revenue, Port Authority,
Marine Revenue, Series B, 5.08%, 9/1/2013 (c)                                             1,420,000            1,450,487
Washington, Industrial Development Revenue,
Economic Development Financial Authority,
CSC Taco LLC Project, Series A, 3.8%, 10/1/2011 (c)                                         550,000              533,131

                                                                                                            ------------
Total Municipal Investments (Cost $7,270,795)                                                                  7,479,228

US Government Sponsored Agencies 1.0%

Federal Home Loan Mortgage Corp.,
2.875%, 12/15/2006 (d)
(Cost $1,749,988)                                                                         1,740,000            1,738,222

US Government Backed 12.1%

US Treasury Bond:
6.0%, 2/15/2026 (d)                                                                       4,275,000            4,874,000
6.125%, 11/15/2027                                                                          100,000              116,094
7.25%, 5/15/2016 (d)                                                                        405,000              509,825
7.5%, 11/15/2016                                                                            350,000              449,791
US Treasury Note:
1.5%, 3/31/2006 (d)                                                                       1,739,000            1,716,311
3.0%, 2/15/2008                                                                             700,000              700,410
3.125%, 10/15/2008 (d)                                                                    2,768,000            2,763,893
4.375%, 8/15/2012 (d)                                                                     7,495,000            7,726,881
5.0%, 2/15/2011                                                                             940,000            1,010,610
5.75%, 8/15/2010                                                                          1,040,000            1,159,397

                                                                                                            ------------
Total US Government Backed (Cost $21,172,949)                                                                 21,027,212

Convertible Bond 0.0%
DIMON, Inc., 6.25%, 3/31/2007
(Cost $13,824)                                                                               15,000               14,100

                                                                                             Shares             Value ($)
                                                                                             ------             ---------

Preferred Stocks 0.0%
TNP Enterprises, Inc., 14.75%, Series D (PIK)
(Cost $51,163)                                                                                  429               48,477

Convertible Preferred Stocks 0.0%
Hercules Trust II, 6.50%
(Cost $49,175)                                                                                   80               61,600

Securities Lending Collateral 14.5%

Daily Assets Fund Institutional, 1.76% (e) (f)
(Cost $25,369,226)                                                                       25,369,226           25,369,226

Cash Equivalents 4.1%

Scudder Cash Management QP Trust, 1.70% (a)
(Cost $7,172,612)                                                                         7,172,612            7,172,612
                                                                                                            ------------

                                                                                              % of
                                                                                            Net Assets        Value ($)
                                                                                            ----------        ---------

Total Investment Portfolio  (Cost $201,877,584)                                               116.4          203,328,456
Other Assets and Liabilities, Net                                                             -16.4          -28,720,665
                                                                                                            ------------
Net Assets                                                                                    100.0          174,607,791
                                                                                                            ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2004.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Mortgage dollar rolls included.

(c) Bond is insured by one of these companies:

                                                                                                           As of % of Total
                                                                                                              Investment
Insurance Coverage                                                                                             Portfolio
-------------------------------------------------------------------------------------------------------------------------
FGIC                          Financial Guaranty Insurance Company                                                   0.3
-------------------------------------------------------------------------------------------------------------------------
FSA                           Financial Security Assurance                                                           1.2
-------------------------------------------------------------------------------------------------------------------------
MBIA                          Municipal Bond Investors Assurance                                                     1.3
-------------------------------------------------------------------------------------------------------------------------

(d) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $24,777,118 which is 14.2% of total net assets.

(e) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(f)    Represents collateral held in connection with securities lending.

(g) Principal amount stated in US dollars unless otherwise noted.

PIK:  Denotes that all or a portion of income is paid in kind.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


Currency Abbreviation
--------------------------------------------------------------------------------
  MXN                                          Mexican Peso
--------------------------------------------------------------------------------
  EUR                                          Euro
--------------------------------------------------------------------------------
  UYU                                          Uruguay Peso
--------------------------------------------------------------------------------


Included in the portfolio are investments in mortgage and asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Scudder Variable Series I Capital Growth Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------

                                                                                         Shares               Value ($)
                                                                                 --------------------------------------

Common Stocks 98.0%
Consumer Discretionary 15.3%
Automobiles 1.6%
Harley-Davidson, Inc.                                                                   186,200             11,067,728

Hotels Restaurants & Leisure 2.5%
International Game Technology                                                           286,400             10,296,080
YUM! Brands, Inc.                                                                       167,000              6,790,220
                                                                                                          ------------
                                                                                                            17,086,300

Internet & Catalog Retail 1.0%
eBay, Inc.*                                                                              73,100              6,720,814

Media 4.9%
Comcast Corp. "A"*                                                                      195,700              5,463,944
McGraw-Hill Companies, Inc.                                                             100,500              8,008,845
Omnicom Group, Inc.                                                                     117,700              8,599,162
Time Warner, Inc.* (b)                                                                  361,200              5,829,768
Viacom, Inc. "B"                                                                        169,800              5,698,488
                                                                                                          ------------
                                                                                                            33,600,207

Multiline Retail 2.5%
Kohl's Corp.*                                                                            85,200              4,105,788
Target Corp.                                                                            298,700             13,516,175
                                                                                                          ------------
                                                                                                            17,621,963

Specialty Retail 2.8%
Bed Bath & Beyond, Inc.*                                                                113,600              4,215,696
Home Depot, Inc.                                                                         48,250              1,891,400
Lowe's Companies, Inc.                                                                  104,200              5,663,270
Staples, Inc.                                                                           246,000              7,335,720
                                                                                                          ------------
                                                                                                            19,106,086

Consumer Staples 11.5%
Beverages 2.8%
Coca-Cola Co.                                                                           132,100              5,290,605
PepsiCo, Inc.                                                                           283,000             13,767,950
                                                                                                          ------------
                                                                                                            19,058,555

Food & Drug Retailing 4.0%
Wal-Mart Stores, Inc.                                                                   385,100             20,487,320
Walgreen Co.                                                                            203,600              7,294,988
                                                                                                          ------------
                                                                                                            27,782,308

Food Products 1.0%
Dean Foods Co.*                                                                          54,700              1,642,094
Hershey Foods Corp.                                                                      93,400              4,362,714
Kellogg Co.                                                                              31,200              1,328,065
                                                                                                          ------------
                                                                                                             7,332,873

Household Products 3.7%
Colgate-Palmolive Co.                                                                   237,800             10,743,804
Procter & Gamble Co.                                                                    268,200             14,514,984
                                                                                                          ------------
                                                                                                            25,258,788

Energy 9.5%
Energy Equipment & Services 4.3%
Baker Hughes, Inc.                                                                      188,100              8,223,732
Nabors Industries Ltd.*                                                                 158,300              7,495,505
Schlumberger Ltd.                                                                       203,000             13,663,930
                                                                                                          ------------
                                                                                                            29,383,167

Oil & Gas 5.2%
ConocoPhillips                                                                          119,400              9,892,290
Devon Energy Corp.                                                                      122,200              8,677,422
EOG Resources, Inc.                                                                     262,300             17,272,455
                                                                                                          ------------
                                                                                                            35,842,167

Financials 9.4%
Banks 1.3%
Bank of America Corp.                                                                   200,800              8,700,664

Capital Markets 1.9%
Goldman Sachs Group, Inc.                                                                34,700              3,235,428
Lehman Brothers Holdings, Inc.                                                           45,000              3,587,400
Morgan Stanley                                                                          122,300              6,029,390
                                                                                                          ------------
                                                                                                            12,852,218

Consumer Finance 1.4%
American Express Co.                                                                    189,400              9,746,524

Diversified Financial Services 2.0%
Citigroup, Inc.                                                                         247,333             10,912,332
Fannie Mae                                                                               48,700              3,087,580
                                                                                                          ------------
                                                                                                            13,999,912

Insurance 2.8%
AFLAC, Inc.                                                                             171,600              6,728,436
American International Group, Inc.                                                      189,402             12,877,442
                                                                                                          ------------
                                                                                                            19,605,878

Health Care 21.8%
Biotechnology 4.3%
Amgen, Inc.*                                                                             29,700              1,683,396
Genentech, Inc.* (b)                                                                    358,600             18,797,812
Gilead Sciences, Inc.*                                                                  254,400              9,509,472
                                                                                                          ------------
                                                                                                            29,990,680

Health Care Equipment & Supplies 5.9%
Baxter International, Inc.                                                              173,800              5,589,408
Boston Scientific Corp.*                                                                189,800              7,540,754
C.R. Bard, Inc.                                                                          75,200              4,258,576
Hospira, Inc.*                                                                           27,540                842,724
Medtronic, Inc.                                                                         189,300              9,824,670
Zimmer Holdings, Inc.*                                                                  156,690             12,384,778
                                                                                                          ------------
                                                                                                            40,440,910

Health Care Providers & Services 2.1%
UnitedHealth Group, Inc.                                                                196,700             14,504,658

Pharmaceuticals 9.5%
Abbott Laboratories                                                                     275,400             11,665,944
Eli Lilly & Co.                                                                         177,900             10,682,895
Johnson & Johnson                                                                       367,700             20,712,541
Pfizer, Inc.                                                                            728,575             22,294,395
                                                                                                          ------------
                                                                                                            65,355,775

Industrials 7.3%
Aerospace & Defense 2.0%
United Technologies Corp.                                                               146,400             13,670,832

Air Freight & Logistics 1.1%
FedEx Corp.                                                                              93,700              8,029,153

Industrial Conglomerates 4.2%
3M Co.                                                                                   73,000              5,837,810
General Electric Co.                                                                    688,100             23,106,398
                                                                                                          ------------
                                                                                                            28,944,208

Information Technology 21.2%
Communications Equipment 3.2%
Cisco Systems, Inc.*                                                                    858,100             15,531,610
QUALCOMM, Inc.                                                                          158,400              6,183,936
                                                                                                          ------------
                                                                                                            21,715,546

Computers & Peripherals 4.1%
Dell, Inc.*                                                                             153,500              5,464,600
EMC Corp.*                                                                              868,100             10,017,874
International Business Machines Corp.                                                   150,300             12,886,722
                                                                                                          ------------
                                                                                                            28,369,196

IT Consulting & Services 2.3%
Accenture Ltd. "A"*                                                                     199,600              5,399,180
Fiserv, Inc.*                                                                           223,400              7,787,724
Paychex, Inc.                                                                            97,200              2,930,580
                                                                                                          ------------
                                                                                                            16,117,484

Semiconductors & Semiconductor Equipment 3.4%
Intel Corp.                                                                             617,200             12,381,032
Linear Technology Corp.                                                                 207,100              7,505,304
Texas Instruments, Inc.                                                                 169,200              3,600,576
                                                                                                          ------------
                                                                                                            23,486,912

Software 8.2%
Adobe Systems, Inc.                                                                      36,000              1,780,920
Electronic Arts, Inc.* (b)                                                              228,600             10,513,314
Intuit, Inc.*                                                                           102,800              4,667,120
Microsoft Corp.                                                                         992,300             27,437,095
Oracle Corp.*                                                                           437,600              4,936,128
Symantec Corp.* (b)                                                                     123,300              6,766,704
                                                                                                          ------------
                                                                                                            56,101,281

Materials 0.8%
Chemicals
Ecolab, Inc.                                                                            176,800              5,558,592

Telecommunication Services 1.2%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.                                                            122,500              4,824,050

Wireless Telecommunication Services 0.5%
AT&T Wireless Services, Inc.*                                                           230,100              3,400,878
                                                                                                          ------------

Total Common Stocks (Cost $592,848,202)                                                                    675,276,307

Securities Lending Collateral 3.0%

Daily Assets Fund Institutional 1.76% (c) (d)
(Cost $20,879,000)                                                                   20,879,000             20,879,000

Cash Equivalents 1.7%

Scudder Cash Management QP Trust 1.70% (a)
(Cost $11,651,514)                                                                   11,651,514             11,651,514
                                                                                                          ------------

                                                                                           % of
                                                                                        Net Assets           Value ($)
                                                                                        ----------           ---------

Total Investment Portfolio  (Cost $625,378,716)                                           102.7            707,806,821
Other Assets and Liabilities, Net                                                          -2.7            -18,553,036
                                                                                                           -----------
Net Assets                                                                                100.0            689,253,785
                                                                                                          ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $20,147,726, which is 2.9% of total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depository Receipts

Scudder Variable Series I Global Discovery Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------

                                                                                          Shares             Value ($)
                                                                             -----------------------------------------
Common Stocks 96.0%
Australia 1.6%
Macquarie Bank Ltd.                                                                       80,811            2,137,161
QBE Insurance Group Ltd. (b)                                                             127,194            1,213,274
                                                                                                           ----------
(Cost $1,766,478)                                                                                           3,350,435

Austria 0.4%
Wienerberger AG                                                                           20,600              773,855
(Cost $654,342)

Bermuda 0.7%
Midland Realty Holdings Ltd.                                                           3,598,000            1,384,441
(Cost $831,718)

Brazil 2.0%
Aracruz Celulose SA "B" (ADR)                                                             78,300            2,593,296
Empresa Brasiliera de Aeronautica SA (Preferred) (ADR)                                    60,118            1,587,115
                                                                                                           ----------
(Cost $3,312,870)                                                                                           4,180,411

Canada 0.8%
OPTI Canada, Inc.*                                                                        42,200              635,794
ZENON Environmental, Inc.*                                                                64,300            1,066,653
                                                                                                           ----------
(Cost $1,768,662)                                                                                           1,702,447

Czech Republic 0.7%
Cesky Telecom AS                                                                         107,700            1,436,567
(Cost $1,030,874)

Denmark 1.0%
GN Store Nord A/S (GN Great Nordic)                                                      121,400            1,219,801
Group 4 Securicor PLC* (b)                                                               445,260              922,295
                                                                                                           ----------
(Cost $2,173,838)                                                                                           2,142,096

France 4.8%
Autoroutes du Sud de la France                                                            75,715            3,465,894
Camaieu                                                                                   22,075            1,977,055
Flamel Technologies SA (ADR)* (b)                                                        116,500            1,709,055
JC Decaux SA*                                                                            121,075            2,756,076
                                                                                                           ----------
(Cost $7,173,306)                                                                                           9,908,080

Germany 10.0%
Deutsche Boerse AG  (b)                                                                   85,403            4,325,800
Fresenius Medical Care AG (b)                                                             89,808            6,888,174
Hypo Real Estate Holdings AG*                                                             30,813            1,057,861
Puma AG                                                                                   17,625            4,729,389
Rational AG                                                                               12,500              901,828
Stada Arzneimittel AG (b)                                                                 87,423            1,946,544
United Internet AG                                                                        50,955            1,096,525
                                                                                                           ----------
(Cost $12,088,808)                                                                                         20,946,121

Greece 5.3%
Alpha Bank AE                                                                            148,300            3,781,643
Coca-Cola Hellenic Bottling Co. SA                                                        98,100            2,113,501
Germanos SA                                                                               64,100            1,506,973
Greek Organization of Football Prognostics                                               106,200            2,042,300
Titan Cement Co.                                                                          61,600            1,546,277
                                                                                                           ----------
(Cost $8,480,265)                                                                                          10,990,694

Hong Kong 2.2%
Kingboard Chemical Holdings Ltd.                                                         916,400            1,886,479
Wing Hang Bank Ltd.                                                                      420,200            2,748,642
                                                                                                           ----------
(Cost $3,728,272)                                                                                           4,635,121

India 0.4%
Mahindra & Mahindra Ltd.                                                                  96,300              898,366
(Cost $1,071,275)

Ireland 7.8%
Anglo Irish Bank Corp., PLC                                                              583,608           10,707,764
ICON PLC (ADR)*                                                                           27,300              898,443
Irish Continental Group PLC                                                               65,360              845,534
Jurys Doyle Hotel Group PLC                                                              231,150            3,033,416
Ryanair Holdings PLC*                                                                    169,500              847,581
                                                                                                           ----------
(Cost $5,124,941)                                                                                          16,332,738

Japan 6.4%
AEON Credit Services Co., Ltd.                                                            32,600            1,861,248
AEON Mall Co., Ltd.                                                                       35,000            2,001,455
JAFCO Co., Ltd.                                                                           21,500            1,133,688
Matsui Securities Co., Ltd. (b)                                                           46,800            1,176,435
Nidec Corp. (b)                                                                           36,600            3,706,750
Park24 Co., Ltd. (b)                                                                      46,000            1,354,971
Sumitomo Realty & Development Co., Ltd. (b)                                              195,000            2,083,049
                                                                                                           ----------
(Cost $11,924,750)                                                                                         13,317,596

Korea 0.3%
Korea Information Service, Inc.                                                           35,000              574,468
(Cost $979,428)

Netherlands 4.2%
Chicago Bridge & Iron Co., NV (New York Shares) (ADR)                                     67,500            2,024,325
IHC Caland NV (b)                                                                         54,485            2,824,816
Vedior NV                                                                                247,258            3,829,176
                                                                                                           ----------
(Cost $6,835,953)                                                                                           8,678,317

Norway 0.6%
Tandberg ASA (b)                                                                         147,200            1,332,995
(Cost $730,581)

Russia 1.2%
Mobile Telesystems (ADR)                                                                  17,600            2,551,824
(Cost $504,171)

Spain 1.7%
ACS, Actividades de Construccion y Servicios, SA                                         102,300            1,866,772
Amadeus Global Travel Distribution SA "A"                                                219,000            1,735,278
                                                                                                           ----------
(Cost $2,757,518)                                                                                           3,602,050

Sweden 1.0%
Eniro AB                                                                                 197,200            1,706,375
Micronic Laser Systems AB* (b)                                                            60,700              409,352
                                                                                                           ----------
(Cost $1,891,932)                                                                                           2,115,727

Switzerland 0.5%
Micronas Semiconductor Holdings AG (Foreign Registered)*                                  24,500            1,043,056
(Cost $1,028,882)

Taiwan 1.7%
Compal Electronics, Inc.                                                               1,853,880            1,839,145
Siliconware Precision Industries Co.                                                   2,547,600            1,747,397
                                                                                                           ----------
(Cost $4,479,402)                                                                                           3,586,542

Thailand 0.7%
Bangkok Bank PCL (Foreign Registered)*                                                   597,300            1,420,941
(Cost $1,494,304)

United Kingdom 4.4%
Aegis Group PLC                                                                        1,195,335            2,095,555
ARM Holdings PLC (b)                                                                     738,941            1,118,033
John Wood Group PLC                                                                      296,959              743,910
Misys PLC                                                                                291,370            1,034,807
Taylor Nelson Sofres PLC                                                                 574,840            2,312,376
Viridian Group PLC                                                                       168,979            1,935,122
                                                                                                           ----------
(Cost $11,563,963)                                                                                          9,239,803

United States 35.6%
Advance Auto Parts, Inc.*                                                                 82,000            2,820,800
Affiliated Computer Services, Inc. "A"*                                                   32,200            1,792,574
Allegheny Energy, Inc.* (b)                                                              160,300            2,558,388
Applied Micro Circuits Corp.*                                                            231,700              725,221
Arthur J. Gallagher & Co.*                                                                50,700            1,679,691
Caremark Rx, Inc.*                                                                       158,100            5,070,267
Carter's, Inc.*                                                                           63,200            1,750,008
Celgene Corp.* (b)                                                                        41,300            2,404,899
Diebold, Inc. (b)                                                                         39,700            1,853,990
EOG Resources, Inc.                                                                       31,500            2,074,275
Fiserv, Inc.*                                                                            102,900            3,587,094
FTI Consulting, Inc.*                                                                     82,950            1,567,755
Garmin Ltd. (b)                                                                           23,400            1,012,050
Gentex Corp.                                                                              49,500            1,738,935
GTECH Holdings Corp.                                                                     147,000            3,722,040
Harman International Industries, Inc.                                                     41,900            4,514,725
Harris Interactive, Inc.*                                                                144,600              952,914
Invitrogen Corp.*                                                                         37,400            2,056,626
Joy Global, Inc.                                                                          34,700            1,192,986
Lam Research Corp.*                                                                       45,700              999,916
Legg Mason, Inc.                                                                         121,050            6,448,333
Mercury Interactive Corp.*                                                                49,200            1,716,096
P.F. Chang's China Bistro, Inc.*                                                          47,600            2,308,124
Par Pharmaceutical Cos., Inc.*                                                            53,800            1,933,034
Rowan Companies, Inc.*                                                                    43,400            1,145,760
Spinnaker Exploration Co.*                                                                28,800            1,009,152
Symbol Technologies, Inc.                                                                119,093            1,505,336
The First Marblehead Corp.*                                                               84,100            3,902,240
Thoratec Corp.* (b)                                                                      114,800            1,104,376
THQ, Inc.*                                                                               120,300            2,341,038
Waters Corp.*                                                                             64,400            2,840,040
Zions Bancorp.                                                                            64,000            3,906,560
                                                                                                           ----------
(Cost $59,809,134)                                                                                         74,235,243
                                                                                                           ----------

Total Common Stocks (Cost $153,205,667)                                                                   200,379,934

Securities Lending Collateral 14.9%
Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $31,134,899)                                                                    31,134,899           31,134,899

Cash Equivalents 3.6%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $7,410,599)                                                                      7,410,599            7,410,599
                                                                                                           ----------

                                                                                        % of
                                                                                       Net Assets             Value ($)
                                                                                       ----------             ---------

Total Investment Portfolio  (Cost $191,751,165)                                            114.5          238,925,432
Other Assets and Liabilities, Net                                                          -14.5          -30,233,902
                                                                                                          -----------
Net Assets                                                                                 100.0          208,691,530
                                                                                                          ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

At September 30, 2004, the Global Discovery Portfolio had the following sector diversification:
                                                                    As a % of
                                                                   Investment
Sector                                    Value ($)                 Portfolio
------------------------------------------------------------------------------
Financials                                    49,792,336                 20.8
------------------------------------------------------------------------------
Consumer Discretionary                        41,877,477                 17.5
------------------------------------------------------------------------------
Information Technology                        30,245,562                 12.8
------------------------------------------------------------------------------
Industrials                                   28,480,928                 11.9
------------------------------------------------------------------------------
Health Care                                   26,851,458                 11.2
------------------------------------------------------------------------------
Materials                                      6,026,052                  2.5
------------------------------------------------------------------------------
Energy                                         5,608,891                  2.3
------------------------------------------------------------------------------
Utilities                                      4,493,510                  1.9
------------------------------------------------------------------------------
Telecommunication Services                     3,988,391                  1.7
------------------------------------------------------------------------------
Consumer Staples                               3,015,329                  1.3
------------------------------------------------------------------------------
Total Common Stock                           200,379,934                 83.9
------------------------------------------------------------------------------
Securities Lending Collateral                 31,134,899                 13.0
------------------------------------------------------------------------------
Cash Equivalents                               7,410,599                  3.1
------------------------------------------------------------------------------
Total Investment Portfolio                   238,925,432                100.0
------------------------------------------------------------------------------


* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $29,747,654, which is 14.3% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depository Receipts

Scudder Variable Series I Growth and Income Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------

                                                                              Shares                  Value ($)
                                                                      -----------------------------------------
Common Stocks 97.0%
Consumer Discretionary 10.1%
Media 4.8%
Comcast Corp. "A"*                                                            66,900                 1,867,848
Interpublic Group of Companies, Inc.*                                        111,000                 1,175,490
Time Warner, Inc.*                                                           199,400                 3,218,316
Viacom, Inc. "B"                                                              70,800                 2,376,048
                                                                                                    ----------
                                                                                                     8,637,702

Multiline Retail 2.1%
Dollar General Corp.                                                          59,000                 1,188,850
Target Corp.                                                                  58,400                 2,642,600
                                                                                                    ----------
                                                                                                     3,831,450

Specialty Retail 3.2%
Sherwin-Williams Co.                                                          33,700                 1,481,452
Staples, Inc.                                                                 91,600                 2,731,512
The Gap, Inc.                                                                 89,500                 1,673,650
                                                                                                    ----------
                                                                                                     5,886,614

Consumer Staples 7.7%
Beverages 2.5%
Anheuser-Busch Companies, Inc.                                                20,100                 1,003,995
Coca-Cola Co.                                                                 30,100                 1,205,505
PepsiCo, Inc.                                                                 48,800                 2,374,120
                                                                                                    ----------
                                                                                                     4,583,620

Food & Drug Retailing 1.9%
Safeway, Inc.*                                                                49,200                   950,052
Wal-Mart Stores, Inc.                                                         45,000                 2,394,000
                                                                                                    ----------
                                                                                                     3,344,052

Food Products 1.0%
Dean Foods Co.*                                                               20,900                   627,418
Hershey Foods Corp.                                                           26,700                 1,247,157
                                                                                                    ----------
                                                                                                     1,874,575

Personal Products 1.6%
Avon Products, Inc.                                                           65,200                 2,847,936

Tobacco 0.7%
Altria Group, Inc.                                                            25,900                 1,218,336

Energy 7.8%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.                                                            39,700                 1,735,684

Oil & Gas 6.9%
ChevronTexaco Corp.                                                           45,300                 2,429,892
Devon Energy Corp.                                                            18,300                 1,299,483
ExxonMobil Corp.                                                             138,914                 6,713,714
Total SA (ADR)(b)                                                             19,290                 1,970,859
                                                                                                    ----------
                                                                                                    12,413,948

Financials 18.7%
Banks 4.7%
Bank of America Corp.                                                         93,700                 4,060,021
US Bancorp.                                                                   49,900                 1,442,110
Wachovia Corp.                                                                62,200                 2,920,290
                                                                                                    ----------
                                                                                                     8,422,421

Capital Markets 3.4%
Lehman Brothers Holdings, Inc.                                                28,700                 2,287,964
Morgan Stanley                                                                78,000                 3,845,400
                                                                                                    ----------
                                                                                                     6,133,364

Diversified Financial Services 5.3%
Citigroup, Inc.                                                              138,000                 6,088,560
Fannie Mae                                                                    18,900                 1,198,260
JPMorgan Chase & Co.                                                          58,900                 2,340,097
                                                                                                    ----------
                                                                                                     9,626,917

Insurance 5.3%
Ambac Financial Group, Inc.                                                   19,300                 1,543,035
American International Group, Inc.                                            47,500                 3,229,525
Hartford Financial Services Group, Inc.                                       36,600                 2,266,638
MetLife, Inc.                                                                 65,300                 2,523,845
                                                                                                    ----------
                                                                                                     9,563,043

Health Care 11.9%
Biotechnology 1.5%
Amgen, Inc.*                                                                  47,000                 2,663,960

Health Care Equipment & Supplies 2.1%
Biomet, Inc.                                                                  47,350                 2,219,768
Guidant Corp.                                                                 24,600                 1,624,584
                                                                                                    ----------
                                                                                                     3,844,352

Health Care Providers & Services 1.3%
Anthem, Inc.*                                                                 11,600                 1,012,100
Caremark Rx, Inc.*                                                            45,300                 1,452,771
                                                                                                    ----------
                                                                                                     2,464,871

Pharmaceuticals 7.0%
Allergan, Inc.                                                                21,000                 1,523,550
Eli Lilly & Co.                                                               20,100                 1,207,005
Johnson & Johnson                                                             66,600                 3,751,578
Pfizer, Inc.                                                                 167,700                 5,131,620
Wyeth                                                                         26,500                   991,100
                                                                                                    ----------
                                                                                                    12,604,853

Industrials 13.2%
Aerospace & Defense 3.6%
Honeywell International, Inc.                                                 77,600                 2,782,736
United Technologies Corp.                                                     39,700                 3,707,186
                                                                                                    ----------
                                                                                                     6,489,922

Industrial Conglomerates 6.8%
3M Co.                                                                        28,200                 2,255,154
General Electric Co.                                                         221,100                 7,424,538
Tyco International Ltd.                                                       86,200                 2,642,892
                                                                                                    ----------
                                                                                                    12,322,584

Machinery 2.8%
Deere & Co.                                                                   33,800                 2,181,790
Parker-Hannifin Corp.                                                         48,700                 2,866,482
                                                                                                    ----------
                                                                                                     5,048,272

Information Technology 17.1%
Communications Equipment 2.8%
Cisco Systems, Inc.*                                                         186,200                 3,370,220
Motorola, Inc.                                                                98,200                 1,771,528
                                                                                                    ----------
                                                                                                     5,141,748

Computers & Peripherals 4.0%
Dell, Inc.*                                                                   61,200                 2,178,720
EMC Corp.*                                                                   186,900                 2,156,826
International Business Machines Corp.                                         34,100                 2,923,734
                                                                                                    ----------
                                                                                                     7,259,280

Internet Software & Services 0.8%
Yahoo!, Inc.*                                                                 40,600                 1,376,746

IT Consulting & Services 0.8%
Accenture Ltd. "A"*                                                           52,400                 1,417,420

Semiconductors & Semiconductor Equipment 2.1%
Altera Corp.*                                                                 53,600                 1,048,952
Analog Devices, Inc.                                                          28,900                 1,120,742
Texas Instruments, Inc.                                                       78,100                 1,661,968
                                                                                                    ----------
                                                                                                     3,831,662

Software 6.6%
Microsoft Corp.                                                              252,700                 6,987,155
Oracle Corp.*                                                                205,000                 2,312,400
Symantec Corp.*                                                               29,700                 1,629,936
VERITAS Software Corp.*                                                       57,800                 1,028,840
                                                                                                    ----------
                                                                                                    11,958,331

Materials 3.6%
Chemicals 1.7%
E.I. du Pont de Nemours & Co.                                                 33,100                 1,416,680
Monsanto Co.                                                                  45,200                 1,646,184
                                                                                                    ----------
                                                                                                     3,062,864

Metals & Mining 0.8%
Alcoa, Inc.                                                                   46,700                 1,568,653

Paper & Forest Products 1.1%
Georgia-Pacific Corp.                                                         54,200                 1,948,490

Telecommunication Services 3.4%
Diversified Telecommunication Services 2.6%
ALLTEL Corp.                                                                  25,100                 1,378,241
Sprint Corp.                                                                  44,400                   893,772
Verizon Communications, Inc.                                                  61,872                 2,436,519
                                                                                                    ----------
                                                                                                     4,708,532

Wireless Telecommunication Services 0.8%
AT&T Wireless Services, Inc.*                                                 91,400                 1,350,892

Utilities 3.5%
Electric Utilities 3.5%
Entergy Corp.                                                                 25,400                 1,539,494
Exelon Corp.                                                                  66,500                 2,439,885
PG&E Corp.*                                                                   50,400                 1,532,160
TXU Corp.                                                                     17,900                   857,768
                                                                                                    ----------
                                                                                                     6,369,307


Total Common Stocks (Cost $155,277,533)                                                            175,552,401

Securities Lending Collateral 1.0%
Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $1,816,500)                                                          1,816,500                 1,816,500

Cash Equivalents 2.9%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $5,253,904)                                                          5,253,904                 5,253,904


                                                                                % of
                                                                              Net Assets          Value ($)
                                                                              ----------          ---------

Total Investment Portfolio  (Cost $162,347,937)                                100.9               182,622,805
Other Assets and Liabilities, Net                                               -0.9                -1,748,053
                                                                                                   -----------
Net Assets                                                                     100.0               180,874,752
                                                                                                   ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $1,774,980, which is 1.0% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depository Receipts

Scudder Variable Series I Health Sciences Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------

                                                                                        Shares                Value ($)
                                                                                ---------------------------------------
Common Stocks 99.3%
Health Care 99.3%
Biotechnology 28.3%
Alkermes, Inc.*                                                                         40,900                 471,986
Amgen, Inc.*                                                                            87,350               4,950,998
Amylin Pharmaceuticals, Inc.*                                                           72,900               1,495,908
AtheroGenics, Inc.*                                                                      8,100                 266,895
Axonyx, Inc.*                                                                           77,100                 435,615
Biogen Idec, Inc.*                                                                      35,320               2,160,524
Celgene Corp.*                                                                          17,000                 989,910
Chiron Corp.*                                                                           26,700               1,180,140
Discovery Laboratories, Inc.*                                                           92,900                 622,430
Dyax Corp.*                                                                             81,700                 624,188
Gen-Probe, Inc.*                                                                        46,200               1,841,994
Genentech, Inc.*                                                                        51,700               2,710,114
Genzyme Corp. (General Division)*                                                       45,900               2,497,419
Gilead Sciences, Inc.*                                                                  84,600               3,162,348
GPC Biotech AG (ADR)*                                                                   65,012                 880,913
Incyte Corp.*(b)                                                                        50,400                 485,352
Keryx Biopharmaceuticals, Inc.*                                                         30,600                 342,414
Martek Biosciences Corp.*                                                               12,700                 617,728
Medicines Co.*                                                                          46,000               1,110,440
MedImmune, Inc.*                                                                        41,500                 983,550
MGI Pharma, Inc.*                                                                       73,100               1,951,039
Millennium Pharmaceuticals, Inc.*                                                      110,100               1,509,471
Myogen, Inc.*(b)                                                                        22,500                 182,250
Neurocrine Biosciences, Inc.*                                                           20,500                 966,780
Onyx Pharmaceuticals, Inc.*                                                             25,500               1,096,755
OSI Pharmaceuticals, Inc.*                                                              11,400                 700,644
Telik, Inc.*                                                                            31,200                 695,760
                                                                                                            ----------
                                                                                                            34,933,565

Health Care Services 12.8%
Aetna, Inc.                                                                             16,400               1,638,852
Allscripts Heathcare Solutions, Inc.*(b)                                               108,700                 978,300
Anthem, Inc.*                                                                           42,900               3,743,025
Caremark Rx, Inc.*                                                                     132,500               4,249,275
Medco Health Solutions, Inc.*                                                           21,584                 666,945
PSS World Medical, Inc.*                                                                59,500                 597,380
UnitedHealth Group, Inc.                                                                52,500               3,871,350
                                                                                                            ----------
                                                                                                            15,745,127

Hospital Management 4.6%
Community Health Systems, Inc.*                                                         72,300               1,928,964
HCA, Inc.                                                                               43,300               1,651,895
Kindred Healthcare, Inc.*                                                               50,700               1,237,080
Manor Care, Inc.                                                                        29,300                 877,828
                                                                                                            ----------
                                                                                                             5,695,767

Life Sciences Equipment 2.3%
Charles River Laboratories International, Inc.*                                         42,600               1,951,080
Invitrogen Corp.*                                                                       15,500                 852,345
                                                                                                            ----------
                                                                                                             2,803,425


Medical Supply and Specialty 17.1%
Advanced Medical Optics, Inc.*                                                          33,300               1,317,681
Biomet, Inc.                                                                             6,200                 290,656
Boston Scientific Corp.*                                                                43,800               1,740,174
C.R. Bard, Inc.                                                                         24,200               1,370,446
Elekta AB "B"*                                                                          40,800                 991,883
Fisher Scientific International, Inc.*(b)                                               41,800               2,438,194
Guidant Corp.                                                                           35,600               2,351,024
I-Flow Corp.*                                                                           30,300                 438,744
Kyphon, Inc.*                                                                           33,800                 837,564
Medtronic, Inc.                                                                         23,900               1,240,410
Nobel Biocare Holding AG                                                                11,000               1,711,985
Smith & Nephew PLC                                                                      93,865                 864,024
St. Jude Medical, Inc.*                                                                 18,100               1,362,387
Stryker Corp.                                                                           24,400               1,173,152
Varian Medical Systems, Inc.*                                                           28,800                 995,616
Zimmer Holdings, Inc.*                                                                  25,000               1,976,000
                                                                                                            ----------
                                                                                                            21,099,940

Pharmaceuticals 34.2%
Abbott Laboratories                                                                     50,900               2,156,124
Actelion Ltd.*                                                                           6,300                 647,763
Alcon, Inc.                                                                             14,000               1,122,800
Allergan, Inc.                                                                          24,300               1,762,965
Andrx Corp.*                                                                            39,400                 880,984
AstraZeneca PLC                                                                         11,868                 487,084
Barrier Therapeutics, Inc.*                                                             45,500                 553,280
DOV Pharmaceutical, Inc.*                                                               46,600                 798,724
Elan Corp. (ADR)*(b)                                                                    53,900               1,261,260
Eli Lilly & Co.                                                                         47,500               2,852,375
Encysive Pharmaceuticals, Inc.*                                                        105,500                 952,665
Eon Labs, Inc.*                                                                         25,700                 557,690
Forest Laboratories, Inc.*                                                              22,460               1,010,251
Impax Laboratories, Inc.*                                                               36,400                 559,104
IVAX Corp.*                                                                            130,625               2,501,469
Medicis Pharmaceutical Corp.                                                            23,700                 925,248
Novartis AG (Registered)                                                                73,576               3,439,733
Pfizer, Inc.                                                                           138,740               4,245,444
Pharmion Corp.*                                                                         18,400                 951,206
Rigel Pharmaceuticals, Inc.*(b)                                                         44,200               1,118,260
Roche Holding AG                                                                        26,998               2,797,608
Sanofi-Synthelabo SA(b)                                                                 22,600               1,641,749
Schering-Plough Corp.                                                                  131,900               2,514,014
Teva Pharmaceutical Industries Ltd. (ADR)                                               46,800               1,214,460
Valeant Pharmaceuticals International                                                   35,300                 851,436
Watson Pharmaceuticals, Inc.*                                                           20,700                 609,822
Wyeth                                                                                   65,300               2,442,220
Yamanouchi Pharmaceutical Co., Ltd.                                                     39,000               1,262,239
                                                                                                            ----------
                                                                                                            42,117,977


Total Common Stocks (Cost $102,916,015)                                                                    122,395,801

Securities Lending Collateral 5.8%
Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $7,101,875)                                                                    7,101,875               7,101,875

Cash Equivalents 0.7%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $909,084)                                                                        909,084                 909,084
                                                                                                          ------------

                                                                                         % of
                                                                                       Net Assets           Value ($)
                                                                                       ----------           ---------

Total Investment Portfolio  (Cost $110,926,974)                                          105.8             130,406,760
Other Assets and Liabilities, Net                                                         -5.8              -7,187,871
                                                                                                          ------------
Net Assets                                                                               100.0             123,218,889
                                                                                                          ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $6,869,788, which is 5.6% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depository Receipts

Scudder Variable Series I International Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------

                                                                            Shares                                Value ($)
                                                                  ---------------------------------------------------------

Common Stocks 95.5%
Australia 1.3%
Australia & New Zealand Banking Group Ltd.                                 467,992                               6,481,416
(Cost $6,064,852)

Austria 1.0%
Wienerberger AG                                                            139,093                               5,225,138
(Cost $4,660,132)

Brazil 1.1%
Companhia Vale do Rio Doce (ADR)(b)                                        236,906                               5,323,278
(Cost $2,203,322)

Finland 0.8%
Nokia Oyj                                                                  178,657                               2,462,325
Nokia Oyj (ADR)                                                            128,290                               1,760,139
                                                                                                          ----------------
(Cost $5,514,562)                                                                                                4,222,464

France 9.4%
BNP Paribas SA                                                             121,170                               7,837,617
France Telecom SA                                                          223,700                               5,581,905
PSA Peugeot Citroen                                                         36,794                               2,270,096
Sanofi-Aventis(b)                                                          101,230                               7,353,729
Schneider Electric SA                                                       73,001                               4,726,450
Total SA(b)                                                                 87,603                              17,870,980
Vivendi Universal SA*                                                       65,180                               1,672,627
                                                                                                          ----------------
(Cost $37,074,406)                                                                                              47,313,404

Germany 5.0%
Bayerische Motoren Werke AG                                                 57,247                               2,357,036
E.ON AG                                                                    140,906                              10,411,216
Hypo Real Estate Holdings AG*                                              137,600                               4,724,035
Metro AG                                                                    89,550                               4,002,288
Siemens AG                                                                  49,770                               3,665,627
                                                                                                          ----------------
(Cost $20,347,565)                                                                                              25,160,202

Greece 1.3%
Alpha Bank AE                                                              204,722                               5,220,402
Hellenic Telecommunications Organization SA                                 84,974                               1,145,779
                                                                                                          ----------------
(Cost $5,257,317)                                                                                                6,366,181

Hong Kong 2.0%
Esprit Holdings Ltd.                                                     1,077,248                               5,512,906
Sun Hung Kai Properties Ltd. (REIT)                                        464,807                               4,381,794
                                                                                                          ----------------
(Cost $8,246,602)                                                                                                9,894,700

Hungary 0.7%
OTP Bank Rt (GDR)                                                           83,657                               3,701,822
(Cost $1,680,208)

India 0.6%
ICICI Ltd.                                                                 444,000                               2,767,622
(Cost $3,014,162)

Italy 4.2%
Banca Intesa SpA                                                         1,515,300                               5,767,739
Eni SpA                                                                    450,420                              10,107,407
Terna SpA*                                                               2,213,850                               5,273,543
                                                                                                          ----------------
(Cost $16,705,349)                                                                                              21,148,689

Japan 21.9%
Aiful Corp. *                                                               25,756                               2,531,227
Canon, Inc.                                                                200,800                               9,456,284
Dai Nippon Printing Co., Ltd.(b)                                           180,390                               2,417,336
Daito Trust Construction Co., Ltd.                                          24,700                               1,001,518
Daiwa House Industry Co., Ltd.                                             169,000                               1,654,739
Electric Power Development Co., Ltd.*                                       31,600                                 775,672
FANUC Ltd.                                                                  66,800                               3,522,342
Hoya Corp.                                                                  56,500                               5,932,770
KDDI Corp.(b)                                                                  982                               4,776,308
Kirin Brewery Co., Ltd.                                                    688,667                               5,960,371
Mitsubishi Corp.(b)                                                        847,000                               9,171,117
Mitsubishi Tokyo Financial Group, Inc.                                         614                               5,129,924
Mitsui Fudosan Co., Ltd.                                                   457,000                               4,761,325
Mizuho Financial Group, Inc.                                                 2,100                               7,903,996
Nippon Mining Holdings, Inc.                                               351,000                               1,780,608
Nippon Steel Corp.                                                       3,139,629                               7,478,365
Nissan Motor Co., Ltd.                                                     671,157                               7,322,046
Sekisui Chemical Co., Ltd.                                                 381,968                               2,639,172
Sharp Corp.                                                                205,269                               2,829,109
Sony Corp.(b)                                                              126,516                               4,324,743
Toyota Motor Corp.                                                         376,600                              14,448,402
Yamanouchi Pharmaceutical Co., Ltd.(b)                                     122,841                               3,975,762
                                                                                                          ----------------
(Cost $95,495,448)                                                                                             109,793,136

Korea 1.7%
POSCO                                                                       31,760                               4,730,213
Samsung Electronics Co., Ltd.                                                9,827                               3,908,611
                                                                                                          ----------------
(Cost $5,490,617)                                                                                                8,638,824

Netherlands 4.0%
European Aeronautic Defence & Space Co.(b)                                 196,400                               5,210,962
ING Groep NV                                                               421,428                              10,652,036
Koninklijke (Royal) Philips Electronics NV                                 182,930                               4,195,961
                                                                                                          ----------------
(Cost $17,890,710)                                                                                              20,058,959

Norway 1.4%
DNB NOR ASA                                                                350,675                               2,783,550
Statoil ASA                                                                287,788                               4,139,754
                                                                                                          ----------------
(Cost $6,172,207)                                                                                                6,923,304

Russia 0.7%
LUKOIL (ADR)                                                                28,910                               3,606,522
(Cost $1,818,011)

Singapore 0.9%
DBS Group Holdings Ltd.                                                    451,000                               4,285,672
(Cost $4,398,152)

Spain 2.0%
Gestevision Telecinco SA*                                                   44,501                                 805,966
Telefonica SA                                                              604,300                               9,057,851
                                                                                                          ----------------
(Cost $6,865,013)                                                                                                9,863,817

Sweden 1.4%
Telefonaktiebolaget LM Ericsson "B"* (b)                                 2,255,737                               7,002,027
(Cost $2,663,795)

Switzerland 11.4%
ABB Ltd.*                                                                  988,250                               6,049,052
Credit Suisse Group                                                        156,800                               5,019,263
Nestle SA (Registered)                                                      54,479                              12,515,860
Novartis AG (Registered)                                                   147,475                               6,894,566
Roche Holding AG                                                            93,690                               9,708,418
UBS AG (Registered)                                                        168,097                              11,869,007
Zurich Financial Services AG*                                               34,500                               4,932,926
                                                                                                          ----------------
(Cost $45,180,596)                                                                                              56,989,092

Thailand 0.5%
Bangkok Bank PCL (Foreign Registered)*                                   1,070,782                               2,547,326
(Cost $2,768,325)

United Kingdom 22.2%
AstraZeneca PLC                                                            182,276                               7,480,940
BAA PLC                                                                    420,055                               4,212,911
BHP Billiton PLC                                                         1,055,630                              11,122,949
GlaxoSmithKline PLC                                                        255,196                               5,507,368
HSBC Holdings PLC                                                          836,499                              13,293,016
Imperial Tobacco Group PLC                                                 287,100                               6,263,516
National Grid Transco PLC                                                  618,070                               5,221,737
Prudential PLC                                                             609,987                               4,979,364
Reuters Group PLC                                                          485,340                               2,739,445
Royal Bank of Scotland Group PLC                                           437,532                              12,653,224
Shell Transport & Trading Co., PLC                                       1,971,876                              14,488,684
Smith & Nephew PLC                                                         590,337                               5,434,032
Vodafone Group PLC                                                       5,712,462                              13,689,182
WPP Group PLC                                                              444,500                               4,143,961
                                                                                                          ----------------
(Cost $95,431,978)                                                                                             111,230,329


Total Common Stocks (Cost $394,943,329)                                                                        478,543,924

Preferred Stocks 0.8%
Brazil 0.0%
Companhia Vale do Rio Doce "A"                                             219,880                                       0
(Cost $0)

Germany 0.8%
Henkel KGaA(b)                                                              50,610                               3,724,976
(Cost $3,186,508)


Total Preferred Stocks (Cost $3,186,508)                                                                         3,724,976

Securities Lending Collateral 10.8%

Daily Assets Fund Institutional 1.76% (c) (d)
(Cost $54,322,786)                                                      54,322,786                              54,322,786

Cash Equivalents 0.3%

Scudder Cash Management QP Trust 1.70% (a)
(Cost $1,677,080)                                                        1,677,080                               1,677,080
                                                                                                          ----------------

                                                                           % of
                                                                        Net Assets                                Value ($)
                                                                        ----------                                ---------

Total Investment Portfolio  (Cost $454,129,703)                              107.4                             538,268,766
Other Assets and Liabilities, Net                                             -7.4                             -36,871,071
                                                                                                          ----------------
Net Assets                                                                   100.0                             501,397,695
                                                                                                          ================

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

At September 30, 2004, the International Portfolio had the following sector diversification:

                                                                     As a % of
                                                                    Investment
Sector                                      Value ($)                Portfolio
-------------------------------------------------------------------------------
Financials                                     134,224,303                25.0
-------------------------------------------------------------------------------
Consumer Discretionary                          61,920,014                11.5
-------------------------------------------------------------------------------
Energy                                          51,993,955                 9.7
-------------------------------------------------------------------------------
Health Care                                     46,354,816                 8.6
-------------------------------------------------------------------------------
Industrials                                     44,200,935                 8.2
-------------------------------------------------------------------------------
Telecommunication Services                      34,251,025                 6.3
-------------------------------------------------------------------------------
Information Technology                          30,522,156                 5.7
-------------------------------------------------------------------------------
Materials                                       28,654,805                 5.4
-------------------------------------------------------------------------------
Consumer Staples                                28,464,723                 5.2
-------------------------------------------------------------------------------
Utilities                                       21,682,168                 4.0
-------------------------------------------------------------------------------
Total Common and Preferred Stocks              482,268,900                89.6
-------------------------------------------------------------------------------
Securities Lending Collateral                   54,322,786                10.1
-------------------------------------------------------------------------------
Cash Equivalents                                 1,677,080                 0.3
-------------------------------------------------------------------------------
Total Investment Portfolio                     538,268,766               100.0
-------------------------------------------------------------------------------

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $51,759,509, which is 10.3% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d)   Represents collateral held in connection with securities lending.

ADR: American Depository Receipts

GDR: Global Depository Receipts

REIT: Real Estate Investment Trust

Scudder Variable Series I Money Market Fund
Investment Portfolio as of September 30, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                                                    Principal
                                                                                                    Amount ($)    Value ($)
                                                                                              -----------------------------
US Government Sponsored Agencies 19.2%
Federal Home Loan Bank, 1.5%, 3/8/2005                                                             500,000         500,000
Federal Home Loan Mortgage Corp.:
1.305%**, 1/11/2005                                                                              1,000,000         996,274
1.538%*, 10/7/2005                                                                               4,000,000       4,000,000
Series RB, 1.6%**, 11/9/2004                                                                     1,000,000         998,267
3.25%, 11/15/2004                                                                                2,500,000       2,505,236
Federal National Mortgage Association:
1.16%**, 10/13/2004                                                                              1,000,000         999,613
1.62%**, 11/3/2004                                                                               1,000,000         998,515
1.75%, 5/23/2005                                                                                   500,000         500,000
                                                                                                               -----------
Total US Government Sponsored Agencies (Cost $11,497,905)                                                       11,497,905

Certificates of Deposit and Bank Notes 6.7%
Societe Generale, 1.185%, 1/4/2005                                                               2,000,000       2,000,000
Wells Fargo Bank NA, 1.79%, 11/12/2004                                                           2,000,000       2,000,070
                                                                                                               -----------
Total Certificates of Deposit and Bank Notes (Cost $4,000,070)                                                   4,000,070

Commercial Paper** 50.8%
Apreco LLC, 1.79%, 10/26/2004                                                                    2,000,000       1,997,514
CC (USA), Inc., 1.93%, 2/28/2005                                                                 2,000,000       1,983,917
CIT Group, Inc.:
1.57%, 10/19/2004                                                                                1,000,000         999,215
1.62%, 10/18/2004                                                                                1,000,000         999,235
CRC Funding LLC, 1.6%, 11/1/2004                                                                 1,000,000         998,622
Credit Suisse First Boston, 1.65%, 11/16/2004                                                    1,000,000         997,892
Dorada Finance, Inc., 1.93%, 1/14/2005                                                           1,000,000         994,371
General Electric Capital Corp., 1.74%, 12/29/2004                                                1,000,000         995,698
Genworth Financial, Inc., 1.52%, 10/1/2004                                                         500,000         500,000
Giro Funding US Corp.:
1.62%, 10/1/2004                                                                                 2,000,000       2,000,000
1.77%, 10/15/2004                                                                                1,000,000         999,312
K2 (USA) LLC:
1.93%, 2/28/2005                                                                                 1,000,000         991,958
2.01%, 2/28/2005                                                                                 1,000,000         991,625
KFW International Finance Inc., 1.7%, 12/10/2004                                                 1,000,000         996,694
Lake Constance Funding LLC, 1.91%, 12/15/2004                                                    2,000,000       1,992,042
Park Avenue Receivables Corp., 1.7%, 10/8/2004                                                   2,000,000       1,999,339
Perry Global Funding LLC, 1.18%, 10/6/2004                                                       1,000,000         999,836
Prudential PLC, 1.65%, 10/29/2004                                                                1,000,000         998,717
RWE AG:
1.54%, 10/13/2004                                                                                1,000,000         999,487
1.65%, 11/9/2004                                                                                 1,000,000         998,212
Scaldis Capital LLC, 1.45%, 10/12/2004                                                           3,000,000       2,998,671
Sheffield Receivables Corp., 1.75%, 10/15/2004                                                   3,000,000       2,997,958
                                                                                                               -----------
Total Commercial Paper (Cost $30,430,315)                                                                       30,430,315

Floating Rate Notes* 15.9%
American Honda Finance Corp.:
1.97%, 1/18/2005                                                                                 1,000,000       1,001,189
2.01%, 1/24/2005                                                                                 1,000,000       1,001,243
CIT Group, Inc., 1.87%, 12/1/2004                                                                  500,000         500,018
Credit Suisse First Boston, 1.87%, 9/9/2005                                                      2,000,000       2,000,440
Merrill Lynch & Co., Inc., 2.068%, 1/14/2005                                                     1,000,000       1,000,981
Morgan Stanley, 1.86%, 2/18/2005                                                                 1,000,000       1,000,000
Tango Finance Corp., 144A, 1.788%, 3/22/2005                                                     2,000,000       1,999,952
Wells Fargo & Co., 2.001%, 10/1/2004                                                             1,000,000       1,004,342
                                                                                                               -----------
Total Floating Rate Notes (Cost $9,508,165)                                                                      9,508,165

Promissory Notes 3.3%
Goldman Sachs Group, Inc.:
1.25%, 10/25/2004                                                                                1,000,000       1,000,000
1.94%*, 5/26/2005                                                                                1,000,000       1,000,000
                                                                                                               -----------
Total Promissory Notes (Cost $2,000,000)                                                                         2,000,000

Repurchase Agreements 3.9%
Goldman Sachs Co., Inc., 1.81%, dated 09/27/2004, to be repurchased at
$1,500,528 on 10/04/2004 (a)                                                                     1,500,000       1,500,000
State Street Bank and Trust Co., 1.75%, dated 09/30/2004, to be
repurchased at $809,039 on 10/01/2004 (b)                                                          809,000         809,000
                                                                                                               -----------
Total Repurchase Agreements (Cost $2,309,000)                                                                    2,309,000


                                                                                                      % of
                                                                                                   Net Assets     Value ($)
                                                                                                   ----------     ---------

Total Investment Portfolio  (Cost $59,745,455)                                                        99.8      59,745,455
Other Assets and Liabilities, Net                                                                      0.2          89,939
                                                                                                               -----------
Net Assets                                                                                           100.0      59,835,394
                                                                                                               ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2004.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by $1,533,531 of Federal National Mortgage Association securities, 5.0%, maturing on 3/1/2034 with a value of $1,530,000.

(b) Collateralized by $830,000 of Federal National Mortgage Association securities, 1.875%, maturing on 9/15/2005 with a value of $826,498.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Variable Series I


By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Variable Series I

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004